UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

December 31, 2007

Columbia High Yield Municipal Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors, the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia High Yield Municipal Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 12/31/07

–2.41% Class A shares (Without Sales Charge)

+3.22% Lehman Brothers Municipal Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data gathered is from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Summary

■

For the six-month period that ended December 31, 2007, the fund’s Class A shares returned negative 2.41% without sales charge. As fears engendered by the subprime mortgage crisis spread to other areas of fixed income, the riskiest market segments were hardest hit. As a result, the fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 3.22%.[1] The index includes only investment grade municipal bonds. The fund’s performance was higher than the negative 3.63% average return of its peer group, the Lipper High Yield Municipal Debt Funds Classification.[2] The fund’s relatively high average credit quality aided its return relative to its peer group as high quality bonds, in general, and refunded bonds, in particular, were the best performers during the period.

■

The fund benefited as Greystone Midwest, a pool of several high-yield tax exempt bonds, was refinanced during the period. The transaction resulted in a price increase of about 13% when the security was sold at the end of November.

■

Fund holdings that were exposed to or relied on the real estate market were the weakest performers. In particular, continuing care retirement centers, which often depend on the ability of retirees to sell their homes to secure funding for a move into a retirement center, underperformed the market. In addition, bonds issued to finance roads, lighting and other infrastructure for new housing developments, and which are repaid from the assessments charged to developers and new home owners, suffered as demand for new homes dried up. We looked for opportunities to add to holdings in these downtrodden sectors as yields rose and prices declined.

■

As problems in the housing and credit markets tug the economy towards recession, while oil and food prices and the value of the dollar exert inflationary pressures, the economy is at a critical juncture. Against this backdrop, we continue to emphasize higher quality bonds although their weight in the portfolio has been slightly reduced by our additions to attractive higher-yielding opportunities. We have focused the fund’s purchases on what we believe are bonds for projects that are either complete or nearly complete and on bonds for essential health care facilities, which we believe have the potential to do well even in an economic downturn.

Portfolio Management

Maureen G. Newman has managed the fund since November 1998 and has been with the advisor or its predecessors or affiliate organizations since 1996.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investments in high-yield or “junk” bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make timely principal and interest payments.

[1]

The Lehman Brothers Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia High Yield Municipal Fund

Operating expense ratio (%)*

Class A	0.91
Class B	1.66
Class C	1.66
Class Z	0.71

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 12/31/07 ($)
Class A	10.80
Class B	10.80
Class C	10.79
Class Z	10.80

Distributions declared per share

07/01/07 – 12/31/07 ($)
Class A	0.26
Class B	0.22
Class C	0.23
Class Z	0.27

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 01/01/98 – 12/31/07 ($)

Sales charge	without	with
Class A	15,140	14,419
Class B	14,530	14,530
Class C	14,635	14,635
Class Z	15,404	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia High Yield Municipal Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 12/31/07 (%)

Share Class	A		B		C		Z
Inception	07/31/00		07/15/02		07/15/02		03/05/84
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	-2.41	-7.09	-2.78	-7.55	-2.80	-3.75	-2.32
1-year	-1.98	-6.60	-2.71	-7.39	-2.65	-3.59	-1.79
5-year	4.23	3.23	3.45	3.11	3.59	3.59	4.45
10-Year	4.23	3.73	3.81	3.81	3.88	3.88	4.42

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Please see the fund’s prospectus for details.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares

Class A, Class B and Class C are newer classes of shares. Class A performance information includes the performance of Class Z shares (the oldest existing share class) for periods prior to inception. Class B and Class C performance information includes returns of Class A shares for the period from July 31, 2000 through July 15, 2002 and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as service and distribution fees) between Class Z shares (or Class A shares) and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a service and distribution fee. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered July 15, 2002, and Class Z shares were initially offered on March 5, 1984.

Understanding Your Expenses – Columbia High Yield Municipal Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

07/01/07 – 12/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.01	1,020.46	4.62	4.72	0.93
Class B	1,000.00	1,000.00	971.29	1,016.69	8.32	8.52	1.68
Class C	1,000.00	1,000.00	972.00	1,017.44	7.58	7.76	1.53
Class Z	1,000.00	1,000.00	975.92	1,021.47	3.63	3.71	0.73

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for class C shares, account values at end of period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Financial Statements – Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio	The investment portfolio details all of the fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses the performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds – 99.5%

		Par ($)	Value ($)
Education – 3.5%
Education – 1.2%
CA Statewide Communities Development Authority	San Francisco Art Institute, Series 2002, 7.375% 04/01/32	750,000	746,100

FL Broward County Educational Facilities Authority	Nova Southeastern University, Series 2004, 5.625% 04/01/34	925,000	928,534

OR Forest Grove Student Housing	Oak Tree Foundation, Series 2007, 5.500% 03/01/37	3,500,000	3,201,835

PA Higher Education Facilities Authority	Philadelphia University, Series 2004 A, 5.125% 06/01/25	1,100,000	1,088,087

VT Education & Health Buildings Agency	Vermont Law School Project, Series 2003 A, 5.500% 01/01/33	500,000	490,680

WV University	Series 2000 A, Insured: AMBAC: (a) 04/01/19	1,250,000	757,675
	(a) 04/01/25	2,750,000	1,193,087

	Education Total		8,405,998

Prep School – 1.2%
CA Statewide Communities Development Authority	Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28(b)	940,000	954,824

IL Finance Authority	Chicago Charter School Foundation, Series 2007, 5.000% 12/01/36	1,750,000	1,526,105

KY Louisville & Jefferson County Metropolitan Government	Assumption High School, Inc., Series 2006, 5.000% 10/01/35	1,500,000	1,416,150

MA Health & Educational Facilities Authority	Learning Center for Deaf Children, Series 1999 C, 6.100% 07/01/19	1,000,000	1,007,470

MI Conner Creek Academy	Series 2007, 5.000% 11/01/26	2,540,000	2,221,814

MI Summit Academy North	Series 2005, 5.500% 11/01/35	750,000	681,652

NH Business Finance Authority	Proctor Academy, Series 1998 A, 5.400% 06/01/17	775,000	784,587

	Prep School Total		8,592,602

Student Loan – 1.1%
CT Higher Education Supplemental Loan Authority	Family Education Loan Program, Series 2005 A, AMT, Insured: MBIA 4.375% 11/15/21	1,165,000	1,118,633

NE Nebhelp, Inc.	Series 1993 A-6, AMT, Insured: MBIA 6.450% 06/01/18	4,000,000	4,286,520

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Education (continued)
Student Loan (continued)
NM Educational Assistance Foundation	Series 1996 A-2, AMT, 6.650% 11/01/25	1,915,000	1,959,964

	Student Loan Total		7,365,117

Education Total			24,363,717

Health Care – 35.1%
Continuing Care Retirement – 17.2%
CA La Verne	Brethren Hillcrest Homes, Series 2003 B, 6.625% 02/15/25	685,000	727,908

CO Health Facilities Authority	Christian Living Communities Project, Series 2006 A: 5.750% 01/01/26	500,000	464,055
	5.750% 01/01/37	1,500,000	1,337,970
	Covenant Retirement Communities, Inc., Series 2005, 5.000% 12/01/35	2,900,000	2,580,942

CT Development Authority	Elim Park Baptist Home, Inc., Series 2003, 5.850% 12/01/33	660,000	671,299

FL Lee County Industrial Development Authority	Shell Point Village, Series 2007, 5.000% 11/15/29	4,000,000	3,529,320

FL Orange County Health Facilities Authority	Orlando Lutheran: Series 2005, 5.700% 07/01/26	1,000,000	926,100
	Series 2007: 5.500% 07/01/32	350,000	308,557
	5.500% 07/01/38	1,750,000	1,492,540

FL Palm Beach County Health Facilities Authority	Abbey Delray South, Series 2003, 5.350% 10/01/14	1,250,000	1,274,650

FL Sarasota County Health Facility Authority	Series 2007, 5.500% 01/01/32	3,000,000	2,667,780

FL St. John’s County Industrial Development Authority	Glenmoor at St. John’s, Inc., Series 2006 A, 5.375% 01/01/40	2,000,000	1,693,860
	Ponte Vedra, Inc., Series 2007, 5.000% 02/15/27	2,765,000	2,499,394

GA Fulton County	Canterbury Court Project, Series 2004 A, 6.125% 02/15/34	1,000,000	967,700
	Lenbrook Project, Series 2006 A, 5.000% 07/01/29	3,000,000	2,519,340

GA Savannah Economic Development Authority	Marshes of Skidaway, Series 2003 A: 7.400% 01/01/24	500,000	521,070
	7.400% 01/01/34	3,000,000	3,103,950

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
IA Finance Authority	Deerfield Retirement Community, Inc., Series 2007 A, 5.500% 11/15/27	1,135,000	1,031,624
IL Finance Authority	Lutheran Senior Services, Series 2006, 5.125% 02/01/26	2,000,000	1,957,240
	Sedgebrook, Inc., Series 2007 A, 6.000% 11/15/37	5,000,000	4,628,650
	Tabor Hills Supportive Living, Series 2006, 5.250% 11/15/36	2,000,000	1,782,700
	Washington & Jane Smith Community: Series 2003 A, 7.000% 11/15/32	1,000,000	1,025,900
	Series 2005 A, 6.250% 11/15/35	2,750,000	2,641,292

IN Health & Educational Facilities Financing Authority	Baptist Homes of Indiana, Inc., Series 2005, 5.250% 11/15/35	2,750,000	2,641,017

KS Lenexa	Lakeview Village, Inc., Series 2007, 5.500% 05/15/39	2,250,000	1,991,002

MA Boston Industrial Development Financing Authority	Springhouse, Inc., Series 1998, 5.875% 07/01/20	385,000	385,747

MA Development Finance Agency	Berkshire Retirement Community, Inc., Series 1999, 5.625% 07/01/29	1,250,000	1,220,313
	Linden Ponds, Inc., Series 2007 A, 5.750% 11/15/42	2,625,000	2,318,610
	Loomis House, Inc.: Series 1999 A, 5.625% 07/01/15	650,000	663,312
	Series 2002 A, 6.900% 03/01/32	220,000	232,791

MD Howard County	Columbia Vantage House Corp.: Series 2007 A, 5.250% 04/01/33	1,990,000	1,725,171
	Series 2007 B, 5.250% 04/01/37	1,500,000	1,281,765

MD Westminster Economic Development Authority	Carroll Lutheran Village, Inc., Series 2004 A, 6.250% 05/01/34	1,750,000	1,734,197

MI Kentwood Economic Development Corp.	Holland Home, Series 2006 A, 5.375% 11/15/36	2,500,000	2,227,275

MI Meridian Economic Development Corp.	Burcham Hills Retirement Center II, Series 2007 A-1, 5.250% 07/01/26	1,045,000	944,095

MN Columbia Heights	Crest View Corp., Series 2007 A: 5.550% 07/01/27	1,000,000	943,210
	5.700% 07/01/42	2,000,000	1,845,060

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
MO Health & Educational Facilities Authority	Lutheran Senior Services, Series 2007 A, 4.875% 02/01/27	3,000,000	2,793,420

MO St. Louis Industrial Development Authority	St. Andrews Resources for Seniors, Series 2007 A: 6.250% 12/01/26	2,000,000	1,980,180
	6.375% 12/01/41	3,000,000	2,924,640

MT Facility Finance Authority	St. John’s Lutheran Ministries, Inc., Series 2006 A, 6.125% 05/15/36	1,000,000	963,630

NC Medical Care Commission	Southminster, Inc., Series 2007 A, 5.750% 10/01/37	3,500,000	3,198,720
	United Methodist Retirement Homes, Inc., Series 2005 C, 5.500% 10/01/32	1,000,000	934,650

NH Higher Educational & Health Facilities Authority	Rivermead at Peterborough, Series 1998: 5.625% 07/01/18	500,000	501,320
	5.750% 07/01/28	1,665,000	1,567,697

NJ Economic Development Authority	Lions Gate, Series 2005 A: 5.750% 01/01/25	400,000	378,844
	5.875% 01/01/37	1,330,000	1,225,369
	Seabrook Village, Inc., Series 2006, 5.250% 11/15/36	2,700,000	2,305,881
	Seashore Gardens Project, Series 2006, 5.300% 11/01/26	500,000	444,775

NY East Rochester Housing Authority	Woodland Village Project, Series 2006, 5.500% 08/01/33	1,700,000	1,528,215

NY Nassau County Industrial Development Agency	Amsterdam at Harborside, Series 2007 A, 6.700% 01/01/43	6,000,000	6,000,000

PA Bucks County Industrial Development Authority	Ann’s Choice, Inc., Series 2005 A, 6.250% 01/01/35	1,750,000	1,703,327

PA Chartiers Valley Industrial & Commercial Development Authority	Asbury Health Center, Series 1999, 6.375% 12/01/24	750,000	755,985
	Friendship Village of South Hills, Series 2003 A, 5.750% 08/15/20	1,000,000	1,013,500

PA Delaware County Authority	Dunwoody Village, Series 2003 A, 5.375% 04/01/17	750,000	764,520

PA Lancaster County Hospital Authority	Brethren Village, Series 2008 A: 6.375% 07/01/30(c)	1,000,000	997,040
	6.500% 07/01/40(c)	1,500,000	1,503,150

PA Montgomery County Industrial Development Authority	Whitemarsh Continuing Care Retirement Community, Series 2005: 6.125% 02/01/28	1,400,000	1,361,360
	6.250% 02/01/35	1,350,000	1,303,844

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
SC Jobs Economic Development Authority	Lutheran Homes, Series 2007, 5.500% 05/01/28	1,100,000	991,661
	Wesley Commons, Series 2006, 5.300% 10/01/36	2,500,000	2,086,275

TN Johnson City Health & Educational Facilities Authority	Appalachian Christian Village, Series 2004 A, 6.250% 02/15/32	250,000	242,715

TN Metropolitan Government Nashville & Davidson County	Blakeford at Green Hills, Series 1998, 5.650% 07/01/24	1,825,000	1,697,323

TN Shelby County Health Educational & Housing Facilities Board	Germantown Village: Series 2003 A, 7.250% 12/01/34	675,000	667,845
	Series 2006, 6.250% 12/01/34	500,000	431,185
	Trezevant Manor, Series 2006 A, 5.750% 09/01/37	3,950,000	3,639,767

TX Abilene Health Facilities Development Corp.	Sears Methodist Retirement Center: Series 1998 A, 5.900% 11/15/25	1,350,000	1,303,682
	Series 2003 A, 7.000% 11/15/33	800,000	825,344

TX HFDC of Central Texas, Inc.	Legacy at Willow Bend, Series 2006 A, 5.750% 11/01/36	2,100,000	1,836,954
	Village at Gleannloch Farms, Series 2006 A, 5.500% 02/15/37	1,850,000	1,556,849

TX Houston Health Facilities Development Corp.	Buckingham Senior Living Community, Inc., Series 2004 A, 7.125% 02/15/34	1,000,000	1,207,470

VA Suffolk Industrial Development Authority	Lake Prince Center, Series 2006, 5.150% 09/01/24	750,000	684,113

WI Health & Educational Facilities Authority	Clement Manor, Series 1998, 5.750% 08/15/24	2,200,000	2,144,758
	Eastcastle Place, Inc., Series 2004, 6.125% 12/01/34	500,000	474,455
	Milwaukee Catholic Home, Series 2006, 5.000% 07/01/26	750,000	705,150
	Three Pillars Senior Living Communities: Series 2003, 5.600% 08/15/23	790,000	792,362
	Series 2004 A, 5.500% 08/15/34	870,000	866,329
	United Lutheran Program for the Aging, Series 1998, 5.700% 03/01/28	750,000	716,235

	Continuing Care Retirement Total		119,527,945

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Health Services – 0.8%
CO Health Facilities Authority	National Jewish Medical & Research Center, Series 1998, 5.375% 01/01/23	1,080,000	1,070,680

MA Development Finance Agency	Boston Biomedical Research Institute, Series 1999: 5.650% 02/01/19	370,000	370,466
	5.750% 02/01/29	550,000	549,301
MA Health & Educational Facilities Authority	Civic Investments, Inc., Series 2002 A, 9.000% 12/15/15	1,500,000	1,817,700

MN Minneapolis & St. Paul Housing & Redevelopment Authority	HealthPartners: Series 2003, 5.875% 12/01/29	400,000	409,696
	Series 2006, 5.250% 05/15/23	1,000,000	1,002,040

	Health Services Total		5,219,883
Hospitals – 12.8%
AR Washington County	Washington Regional Medical Center: Series 2005 A, 5.000% 02/01/35	1,000,000	923,350
	Series 2005 B, 5.000% 02/01/30	250,000	234,423

AZ Health Facilities Authority	Phoenix Memorial Hospital, Series 1991, 8.125% 06/01/12(d)	1,849,099	18,491

CA ABAG Finance Authority for Nonprofit Corps.	San Diego Hospital Association, Series 2003 C, 5.375% 03/01/21	500,000	509,620

CA Health Facilities Financing Authority	Catholic Health Care West, Series 2004 G, 5.250% 07/01/23	500,000	511,595

CA Statewide Communities Development Authority	Huntington Memorial Hospital, Series 2005, 5.000% 07/01/35	3,500,000	3,388,245

CA Turlock	Emanuel Medical Center, Inc.: Series 2004, 5.375% 10/15/34	2,000,000	1,864,400
	Series 2007 B, 5.125% 10/15/37	4,750,000	4,229,922

CO Health Facilities Authority	Vail Valley Medical Center, Series 2004, 5.000% 01/15/20	1,000,000	997,290

FL Hillsborough County Industrial Development Authority	Tampa General Hospital Project, Series 2003 B, 5.250% 10/01/34	1,000,000	977,430

FL Miami Health Facilities Authority	Catholic Health East, Series 2003 B, 5.125% 11/15/24	1,000,000	1,008,260

FL Orange County Health Facilities Authority	Orlando Regional Healthcare System, Series 1999 E, 6.000% 10/01/26	855,000	877,213

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
FL South Lake County Hospital District	South Lake Hospital, Inc., Series 2003: 6.375% 10/01/28	750,000	777,487
	6.375% 10/01/34	500,000	514,075

FL West Orange Health Care District	Series 2001 A, 5.650% 02/01/22	1,450,000	1,492,006

IL Health Facilities Authority	Thorek Hospital & Medical Center, Series 1998, 5.375% 08/15/28	500,000	498,055

IL Southwestern Development Authority	Anderson Hospital: Series 1999: 5.500% 08/15/20	500,000	505,685
	5.625% 08/15/29	250,000	250,185
	Series 2006, 5.125% 08/15/26	1,245,000	1,190,942

IN Health & Educational Facility Financing Authority	Clarian Health Partners, Series 2006 A, 5.000% 02/15/39	1,875,000	1,754,419
	Jackson County Schneck Memorial, Series 2006 A, 5.250% 02/15/30	1,000,000	993,470

IN Health Facility Financing Authority	Community Foundation of Northwest Indiana, Inc., Series 2004 A, 6.000% 03/01/34	850,000	857,004

KS University Hospital Authority	Series 2006: 4.500% 09/01/32	1,000,000	889,270
	5.000% 09/01/36	2,200,000	2,131,470

LA Public Facilities Authority	Ochsner Clinic Foundation, Series 2007 A, 5.250% 05/15/38	5,000,000	4,799,050
	Touro Infirmary, Series 1999 A: 5.500% 08/15/19	510,000	512,310
	5.625% 08/15/29	240,000	235,133

MA Health & Educational Facilities Authority	Jordan Hospital: Series 1998 D, 5.250% 10/01/18	600,000	578,478
	Series 2003 E, 6.750% 10/01/33	750,000	765,232
	Milford-Whitinsville Regional Hospital: Series 1998 C, 5.750% 07/15/13	610,000	623,390
	Series 2007, 5.000% 07/15/32	1,250,000	1,096,275

MD Health & Higher Educational Facilities Authority	Adventist Health Care, Series 2003 A: 5.000% 01/01/16	400,000	401,232
	5.750% 01/01/25	600,000	607,578

MI Dickinson County	Dickinson County Health Care System, Series 1999, 5.800% 11/01/24	1,000,000	1,004,330

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
MI Hospital Finance Authority	Garden City Hospital, Series 2007, 5.000% 08/15/38	2,250,000	1,857,690
	Henry Ford Health, Series 2006 A, 5.000% 11/15/21	1,000,000	1,012,170
	McLaren Health Care Corp., Series 2005 C, 5.000% 08/01/35	2,500,000	2,412,875
	Oakwood Obligated Group, Series 2003, 5.500% 11/01/18	1,600,000	1,661,232

MN St. Paul Housing & Redevelopment Authority	HealthEast, Inc., Series 2005, 5.150% 11/15/20	750,000	721,290

MN Washington County Housing & Redevelopment Authority	HealthEast, Inc., Series 1998, 5.250% 11/15/12	1,100,000	1,109,515

MO Cape Girardeau County	Southeast Missouri Hospital Association, Series 2003, 5.000% 06/01/27	3,750,000	3,566,437

MO Health & Educational Facilities Authority	Lake Regional Health Systems Project, Series 2003, 5.700% 02/15/34	1,000,000	1,007,930

MO Saline County Industrial Development Authority	John Fitzgibbon Memorial Hospital, Series 2005, 5.625% 12/01/35	2,750,000	2,564,237

NC Medical Care Commission	Stanly Memorial Hospital, Series 1999, 6.375% 10/01/29	1,000,000	1,030,150

NH Higher Educational & Health Facilities Authority	Catholic Medical Center, Series 2002 A, 6.125% 07/01/32	50,000	51,542
	Littleton Hospital Association, Inc.: Series 1998 A: 5.900% 05/01/18	500,000	503,075
	6.000% 05/01/28	1,000,000	978,090
	Series 1998 B, 5.900% 05/01/28	675,000	652,469
	The Memorial Hospital at North Conway, Series 2006, 5.250% 06/01/21	1,000,000	984,450

NJ Health Care Facilities Financing Authority	Children’s Specialized Hospital, Series 2005 A, 5.000% 07/01/24	745,000	696,508

NM Farmington	San Juan Medical Center, Series 2004 A, 5.000% 06/01/23	500,000	500,250

NV Henderson	St. Rose Dominican Hospital, Series 1998, 5.125% 07/01/28	540,000	550,919

NY Dormitory Authority	Mount Sinai Hospital, Series 2000, 5.500% 07/01/26	225,000	225,682
	Mount Sinai Hospital, Series 2000 C,
	5.500% 07/01/26	2,275,000	2,287,353

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
	NYU Hospital Center, Series 2007 B, 5.625% 07/01/37	2,000,000	1,894,220

NY Monroe County Industrial Development Agency	Highland Hospital, Series 2005, 5.000% 08/01/25	1,115,000	1,098,286

OH Highland County Joint Township	Series 1999, 6.750% 12/01/29	1,775,000	1,906,545

OH Lakewood Hospital Improvement District	Lakewood Hospital Association, Series 2003, 5.500% 02/15/15	1,250,000	1,314,725

OH Miami County Hospital Facilities Authority	Upper Valley Medical Center, Inc., 5.250% 05/15/17	1,000,000	1,027,890

OH Sandusky County	Memorial Hospital, Series 1998, 5.150% 01/01/10	250,000	252,838

OK Development Finance Authority	Duncan Regional Hospital, Series 2003 A, 5.125% 12/01/23	2,000,000	2,017,400

OK Norman Regional Hospital Authority	Series 2007, 5.000% 09/01/27	2,000,000	1,873,740

OK Stillwater Medical Center Authority	Series 2005, 5.000% 05/15/17	1,155,000	1,166,227

SC Jobs Economic Development Authority	Bon Secours-St. Francis Medical Center, Series 2002, 5.500% 11/15/23	2,250,000	2,304,810

SD Health & Educational Facilities Authority	Sioux Valley Hospital & Health System, Series 2004 A, 5.250% 11/01/34	1,100,000	1,113,772

TN Johnson City Health & Educational Facilities Board	Mountain States Health Alliance, Series 2006 A, 5.500% 07/01/36	750,000	734,160

TN Knox County Health, Educational & Housing Facilities Authority	East Tennessee Hospital, Series 2003 B, 5.750% 07/01/33	150,000	151,547

TN Sullivan County Health Educational & Housing Facilities Board	Wellmont Health System, Series 2006 C: 5.250% 09/01/26	1,000,000	984,730
	5.250% 09/01/36	4,500,000	4,245,570

VT Educational & Health Buildings Financing Agency	Fletcher Allen Health Care, Series 2007 A, 4.750% 12/01/36	800,000	710,424

WA Skagit County Public Hospital District No. 1	Series 2003, 6.000% 12/01/23	1,000,000	1,027,440

WI Health & Educational Facilities Authority	Aurora Health Care, Inc., Series 2003, 6.400% 04/15/33	700,000	731,892

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
	Fort Health Care, Inc., Series 2004, 6.100% 05/01/34	1,965,000	2,030,769

	Hospitals Total		88,978,164

Intermediate Care Facilities – 0.7%
IL Development Finance Authority	Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	1,400,000	1,400,084

IN Health Facilities Financing Authority	Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	1,155,000	1,155,069

LA Public Facilities Authority	Progressive Health Care Providers, Inc., Series 1998, 6.375% 10/01/28	2,000,000	1,969,260

	Intermediate Care Facilities Total		4,524,413

Nursing Homes – 3.6%
AK Juneau	St. Ann’s Care Center, Inc., Series 1999, 6.875% 12/01/25	1,615,000	1,546,863

CO Health Facilities Authority	Evangelical Lutheran Good Samaritan Foundation: Series 2005, 5.000% 06/01/35	750,000	708,323
	Series 2006, 5.250% 06/01/24	2,000,000	2,028,440
	Volunteers of America Care Facilities, Series 1999 A, 5.750% 07/01/10	425,000	437,648

CT Development Authority Health Facility	Alzheimers Resources Center, Inc., Series 2007: 5.400% 08/15/21	1,080,000	1,014,477
	5.500% 08/15/27	1,000,000	905,340

DE Economic Development Authority	Churchman Village Project, Series 1991 A, 10.000% 03/01/21	615,000	613,063

IA Finance Authority	Care Initiatives, Series 1998 B: 5.500% 07/01/08	110,000	110,363
	5.750% 07/01/18	600,000	604,140
	5.750% 07/01/28	1,475,000	1,430,145

IA Marion Health Care Facilities	Series 2003, 6.500% 01/01/29(e) (8.000% 01/01/09)	300,000	330,066

KY Economic Development Finance Authority	Series 2003, 6.500% 01/01/29(e) (8.000% 01/01/09)	920,000	1,013,702

MA Development Finance Agency	Alliance Health Care Facilities, Series 1999 A, 7.100% 07/01/32	2,140,000	2,086,714

MA Industrial Finance Agency	GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	810,000	757,990

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Nursing Homes (continued)
MN Eveleth	Arrowhead Senior Living Community, Series 2007, 5.200% 10/01/27	1,375,000	1,222,389

MN Sartell	Foundation for Health Care: Series 1999 A, 6.625% 09/01/29	2,000,000	2,012,960
	Series 2001 A, 8.000% 09/01/30	1,000,000	1,065,860

MN St. Paul Housing & Redevelopment Authority	Sholom Home East Inc., Series 2007 A, 5.050% 10/01/27	1,000,000	889,800

MO St. Louis County Industrial Development Authority	Ranken Jordan Project, Series 2007, 5.000% 11/15/35	1,300,000	1,114,048

NY Dutchess County Industrial Development Agency	Elant Fishkill, Inc., Series 2007 A, 5.250% 01/01/37	1,400,000	1,209,768

PA Chester County Industrial Development Authority	Pennsylvania Nursing Home, Series 2002, 8.500% 05/01/32	380,000	387,364

PA Delaware County Industrial Development Authority	Care Institute-Main Line LLC, Series 2005, 9.000% 08/01/31(f)	50,000	36,696

WI Health & Educational Facilities Authority	American Eagle Nursing Home, Series 2003 A, 8.500% 11/01/33	3,535,000	3,558,260

	Nursing Homes Total		25,084,419

Health Care Total			243,334,824

Housing – 9.2%
Assisted Living/Senior – 2.9%
DE Kent County	Heritage at Dover, Series 1999, AMT, 7.625% 01/01/30	2,550,000	2,324,860

FL St. Johns County Industrial Development Authority	Bayview Assisted Living, Series 2007 A: 5.200% 10/01/27	2,260,000	1,983,466
	5.250% 10/01/41	1,400,000	1,168,314

GA Columbus Housing Authority	The Gardens at Calvary Project, Series 1999, 7.000% 11/15/29	2,000,000	1,821,660

GA Jefferson Development Authority	Sumner Smith Facility, Series 2007 A, AMT,
	5.875% 08/01/38	2,360,000	2,147,671

MA Development Finance Agency	VOA Concord Assisted Living, Inc., Series 2007, 5.200% 11/01/41	1,000,000	793,490

MN Rochester	Madonna Meadows, Series 2007 A, 5.200% 10/01/23	830,000	755,798

MN Roseville	Care Institute, Inc., Series 1993, 7.750% 11/01/23	1,270,000	1,111,136

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Assisted Living/Senior (continued)
MN St. Paul Housing & Redevelopment Authority	Marian Center Project, Series 2007 A, 5.300% 11/01/30	1,000,000	842,500

NC Medical Care Commission	DePaul Community Facilities, Inc.: Series 1998, 6.125% 01/01/28	750,000	765,000
	Series 1999, 7.625% 11/01/29	2,150,000	2,344,274

NY Huntington Housing Authority	Gurwin Jewish Senior Center, Series 1999 A: 5.875% 05/01/19	1,900,000	1,854,609
	6.000% 05/01/29	625,000	598,163

NY Mount Vernon Industrial Development Agency	Wartburg Senior Housing, Inc., Series 1999, 6.200% 06/01/29	1,000,000	968,870

NY Suffolk County Industrial Development Agency	Gurwin Jewish Phase II, Series 2004, 6.700% 05/01/39	500,000	511,445

	Assisted Living/Senior Total		19,991,256

Multi-Family – 4.1%
DC Housing Finance Agency	FDS Residential II LP, Series 2004, AMT, Insured: FHA 4.850% 06/01/35	1,460,000	1,366,312

DE Wilmington	Electra Arms Senior Association, Series 1998, AMT, 6.250% 06/01/28	875,000	815,859

FL Broward County Housing Finance Authority	Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	1,500,000	1,550,565

FL Capital Trust Agency	Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	1,500,000	1,322,745

FL Clay County Housing Finance Authority	Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	1,350,000	1,385,559

MA Housing Finance Agency	Series 2005 E, AMT, 5.000% 12/01/28	750,000	778,852

MN Minneapolis Student Housing	Riverton Community Housing, Inc., Series 2006 A, 5.700% 08/01/40	1,600,000	1,492,752

MN Washington County Housing & Redevelopment Authority	Cottages of Aspen, Series 1992, AMT, 9.250% 06/01/22	420,000	415,569

MN White Bear Lake	Birch Lake Townhomes, Series 1989 A, 9.750% 07/15/19	750,000	742,500

NC Durham Housing Authority	Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	3,500,000	3,304,805

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family (continued)
NC Medical Care Commission	ARC Project, Series 2004 A, 5.800% 10/01/34	1,550,000	1,567,174

NM Mortgage Finance Authority	Series 2005 E, AMT, Insured: FHA 4.800% 09/01/40	1,200,000	1,091,676

OH Montgomery County	Heartland of Centerville LLC, Series 2005, AMT, Insured: FHLMC 4.950% 11/01/35	750,000	744,015

OK County Finance Authority	Sail Associates LLC, Series 2007, AMT, 5.250% 12/01/41	1,475,000	1,483,466

OR Housing & Community Services Department	Series 2005 A, AMT, Insured: FHA 4.850% 07/01/35	1,755,000	1,639,907

Resolution Trust Corp.	Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16(g)	455,481	451,792

TX El Paso County Housing Finance Corp.	American Village Communities: Series 2000 C, 8.000% 12/01/32	565,000	564,333
	Series 2000 D, 10.000% 12/01/32	670,000	683,836

VA Fairfax County Redevelopment & Housing Authority	Cedar Ridge Project, Series 2007, AMT, Insured: FHA 4.700% 04/01/27	3,000,000	2,831,250

WA Seattle Housing Authority	High Rise Rehabilitation Phase I LP, Series 2005, AMT, Insured: FSA 5.000% 11/01/25	1,000,000	991,780

WA Tacoma Housing Authority	Redwood, Series 2005, AMT, Guarantor: GNMA 5.050% 11/20/37	3,000,000	2,887,950

	Multi-Family Total		28,112,697

Single-Family – 2.2%
CO Housing & Finance Authority	Series 1995 D-1, AMT, 7.375% 06/01/26	20,000	20,686
	Series 1997 A-2, AMT, 7.250% 05/01/27	20,000	20,670

FL Housing Finance Corp.	Series 2006 1, AMT, Guarantor: GNMA 4.850% 07/01/37	1,940,000	1,798,516

MA Housing Finance Agency	Series 2006 122, AMT, 4.875% 12/01/37	3,970,000	3,701,152

MN Housing Finance Agency	Series 2006I, AMT, 5.000% 07/01/21	1,350,000	1,361,515

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Single-Family (continued)
MN Minneapolis St. Paul Housing Finance Board	Series 2006, AMT, Guarantor: GNMA 5.000% 12/01/38	116,255	110,448

PA Pittsburgh Urban Redevelopment Authority	Series 2006 A, AMT, Guarantor: GNMA 5.000% 10/01/36	1,565,000	1,498,206

RI Housing & Mortgage Finance Corp.	Series 2005, AMT, 4.750% 10/01/30	4,000,000	3,735,920

TN Housing Development Agency	Series 2006, 5.000% 07/01/21	30,000	30,256

TX Affordable Housing Corp.	Series 2005 A, AMT, Guarantor: GNMA 5.100% 09/01/39	3,300,000	3,184,269

	Single-Family Total		15,461,638

Housing Total			63,565,591

Industrials – 6.7%
Food Products – 0.4%
MI Strategic Fund	Imperial Sugar Co.: Series 1998 A, 6.250% 11/01/15	1,000,000	1,013,290
	Series 1998 C, AMT, 6.550% 11/01/25	1,500,000	1,504,785

	Food Products Total		2,518,075

Forest Products & Paper – 1.7%
AL Camden Industrial Development Board	Weyerhaeuser Co., Series 2003 B, AMT, 6.375% 12/01/24	275,000	288,623

AL Courtland Industrial Development Board	International Paper Co.: Series 2003 B, AMT, 6.250% 08/01/25	2,000,000	2,058,580
	Series 2005 A, 5.200% 06/01/25	1,000,000	911,010

AL Phenix City Industrial Development Board	Meadwestvaco Corp., Series 2002 A, AMT, 6.350% 05/15/35	1,000,000	1,018,960

AR Camden Environmental Improvement Authority	International Paper Co., Series 2004 A, AMT, 5.000% 11/01/18	250,000	240,473

GA Rockdale County Development Authority	Visy Paper, Inc., Series 2007 A, AMT, 6.125% 01/01/34	5,000,000	4,748,200

MS Lowndes County	Weyerhaeuser Co.: Series 1992 A, 6.800% 04/01/22	1,995,000	2,195,617
	Series 1992 B, 6.700% 04/01/22	230,000	250,914

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Forest Products & Paper (continued)
VA Bedford County Industrial Development Authority	Nekoosa Packaging Corp., Series 1998, AMT, 5.600% 12/01/25	400,000	348,828

	Forest Products & Paper Total		12,061,205

Manufacturing – 0.4%
IL Will-Kankakee Regional Development Authority	Flanders Corp., Series 1997, AMT, 6.500% 12/15/17	655,000	655,832

KS Wichita Airport Authority	Cessna Citation Service Center, Series 2002 A, AMT, 6.250% 06/15/32	1,875,000	1,928,887

MS Business Finance Corp.	Northrop Grumman Ship Systems, Inc., Series 2006, 4.550% 12/01/28	500,000	439,455

	Manufacturing Total		3,024,174

Metals & Mining – 0.3%
NV Department of Business & Industry	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 8.000% 09/01/14(g)	345,000	352,911

VA Greensville County Industrial Development Authority	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 7.000% 04/01/14	1,895,000	1,864,756

	Metals & Mining Total		2,217,667

Oil & Gas – 3.3%
CA Long Beach Bond Finance Authority	Natural Gas Purchase, Series 2007 A, 5.500% 11/15/30	3,500,000	3,522,470

LA St. John Baptist Parish	Marathon Oil Co., Series 2007 A, 5.125% 06/01/37	1,000,000	957,520

NJ Middlesex County Pollution Control Authority	Amerada Hess Corp., Series 2004, 6.050% 09/15/34	285,000	290,070

NV Clark County Industrial Development Authority	Southwest Gas Corp.: Series 2003 E, AMT, 5.800% 03/01/38	1,750,000	1,809,692
	Series 2005 A, AMT, Insured: AMBAC 4.850% 10/01/35	10,000,000	9,760,800

TX Gulf Coast Industrial Development Authority	Citgo Petroleum, Series 1998, AMT, 8.000% 04/01/28	875,000	952,298

TX Texas City Industrial Development Corp.	Arco Pipeline Co., Inc., Series 1990, 7.375% 10/01/20	2,000,000	2,572,300

VI Virgin Islands Public Finance Authority	Hovensa LLC: Series 2003, AMT, 6.125% 07/01/22	875,000	888,571
	Series 2007, AMT, 4.700% 07/01/22	2,000,000	1,780,120

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Oil & Gas (continued)
VI Virgin Islands	Hovensa LLC, Series 2002, AMT, 6.500% 07/01/21	125,000	129,958

	Oil & Gas Total		22,663,799

Other Industrial Development Bonds – 0.6%

NJ Economic Development Authority	GMT Realty LLC, Series 2006 B, AMT, 6.875% 01/01/37	4,000,000	4,152,560

	Other Industrial Development Bonds Total		4,152,560

Industrials Total			46,637,480

Other – 12.4%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/15	1,250,000	1,298,963

	Other Total		1,298,963

Pool/Bond Bank – 0.4%
OH Cleveland-Cuyahoga County Port Authority	Series 2004 E, 5.600% 05/15/25	530,000	534,166
	Series 2005 B, LOC: Fifth Third Bank 5.125% 05/15/25	730,000	694,478

OH Summit County Port Authority	Seville Project, Series 2005 A, 5.100% 05/15/25	465,000	446,033

SD Economic Development Finance Authority	Davis Family Sodak, Series 2004 4-A, AMT, 6.000% 04/01/29	1,400,000	1,402,730

	Pool/Bond Bank Total		3,077,407

Refunded/Escrowed(h) – 8.4%
CA ABAG Finance Authority for Nonprofit Corps.	Eskaton Gold River Lodge, Series 1998, Pre-refunded 11/15/08: 6.375% 11/15/15	485,000	508,329
	6.375% 11/15/28	550,000	576,945

CA Golden State Tobacco Securitization Corp.	Series 2003 A-1, Pre-refunded 06/01/13, 6.250% 06/01/33	2,850,000	3,122,745

CA Statewide Communities Development Authority	Eskaton Village - Grass Valley, Series 2000, Pre-refunded 11/15/10, 8.250% 11/15/31	1,695,000	1,933,181

CO Adams County	Series 1991 B: Escrowed to Maturity, 11.250% 09/01/11	220,000	279,915
	Pre-refunded 09/01/09, 11.250% 09/01/11(i)	325,000	367,097
	Pre-refunded 09/01/10, 11.250% 09/01/11	360,000	432,245

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(h) (continued)

CO Department of Transportation	Series 2001, Pre-refunded 12/15/08, Insured: MBIA: 5.500% 06/15/14(g)(j)	6,000,000	6,508,920
	5.500% 06/15/15(g)(j)	4,000,000	4,339,280

CO E-470 Public Highway Authority	Series 2000 B, Pre-refunded 09/01/10, (a) 09/01/35	17,500,000	2,442,475

CO Health Facilities Authority	Volunteers of America Care Facilities, Series 1998 A, Pre-refunded 07/01/08, 5.750% 07/01/20	700,000	722,526

FL Capital Projects Finance Authority	Glenridge on Palmer Ranch, Series 2002 A, Pre-refunded 06/01/12, 8.000% 06/01/32	1,250,000	1,490,050

FL Lee County Industrial Development Authority	Shell Point Village, Series 1999 A, Pre-refunded 11/15/09, 5.500% 11/15/29	1,200,000	1,263,948

FL Orange County Health Facilities Authority	Orlando Regional Health Care System: Series 1999 E, Pre-refunded 10/01/09, 6.000% 10/01/26	20,000	21,144
	Series 2002, Pre-refunded 12/01/12, 5.750% 12/01/32	350,000	386,939

FL Tampa Bay Water Utility Systems	Series 1991 I, Pre-refunded 10/01/11, Insured: FGIC 7.071% 10/01/29(k)	7,500,000	8,792,775

GA Forsyth County Hospital Authority	Georgia Baptist Health Care System, Series 1998, Escrowed to Maturity, 6.000% 10/01/08	170,000	173,007

GA Municipal Electric Authority	Series 1991 V: Escrowed to Maturity, 6.600% 01/01/18	690,000	830,339
	Pre-refunded 01/01/13, 6.600% 01/01/18	75,000	87,691

IA Finance Authority	Care Initiatives, Series 1996, Pre-refunded 07/01/11, 9.250% 07/01/25	455,000	549,786

IL Health Facilities Authority	Lutheran Senior Ministries, Series 2001 A, Pre-refunded 08/15/11, 7.375% 08/15/31	1,300,000	1,488,552

MA Development Finance Agency	Western New England College, Series 2002, Pre-refunded 12/01/12, 6.125% 12/01/32	300,000	340,512

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(h) (continued)
MA Health & Educational Facilities Authority	Milford-Whitinsville Regional Hospital, Series 2002 D, Pre-refunded 07/15/12, 6.350% 07/15/32	1,715,000	1,943,146

MN Carlton	Inter-Faith Social Services, Inc., Series 2000, Pre-refunded 04/01/10, 7.500% 04/01/19	250,000	272,723

NC Eastern Municipal Power Agency	Series 1991 A, Escrowed to Maturity, 6.500% 01/01/18	3,320,000	4,088,016

NH Health & Educational Facilities Authority	Catholic Medical Center, Series 2002 A, Pre-refunded 7/01/12, 6.125% 07/01/32	350,000	392,494

NJ Economic Development Authority	Seabrook Village, Inc., Series 2000 A, Pre-refunded 11/15/10, 8.250% 11/15/30	1,625,000	1,860,202

NJ Tobacco Settlement Financing Corp.	Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	2,000,000	2,324,760

NV Henderson	St. Rose Dominican Hospital, Series 1998 A, Pre-refunded 07/01/08: 5.375% 07/01/26	180,000	183,580
	5.375% 07/01/26	610,000	623,084

PA Lancaster Industrial Development Authority	Garden Spot Village, Series 2000 A, Pre-refunded 05/01/10, 7.625% 05/01/31	825,000	914,760

PR Commonwealth of Puerto Rico	Series 2006 B, Pre-refunded 07/01/16, 5.000% 07/01/35	3,090,000	3,411,514

TX Tyler Health Facilities Development Corp.	Mother Frances Hospital, Series 2001, Pre-refunded 07/01/12, 6.000% 07/01/31	750,000	833,047

WI Health & Educational Facilities Authority	Attic Angel Obligated Group, Series 1998, Pre-refunded 11/17/08, 5.750% 11/15/27	2,125,000	2,213,804

	Wheaton Franciscan Services, Series 2002, Pre-refunded 02/15/12, 5.750% 08/15/30	1,050,000	1,157,520

WV Hospital Finance Authority	Charleston Area Medical Center, Series 2000, Pre-refunded 09/01/10, 6.750% 09/01/30	925,000	1,017,990

	Refunded/Escrowed Total		57,895,041

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Tobacco – 3.4%
CA Golden State Tobacco Securitization Corp.	Series 2003 A-1, 6.750% 06/01/39	200,000	231,192
	Series 2007 A-1, 5.750% 06/01/47	2,100,000	1,969,947

CA Silicon Valley Tobacco Securitization Authority	Series 2007 A, (a) 06/01/36	3,000,000	430,500

IA Tobacco Settlement Authority	Series 2005 C, 5.625% 06/01/46	3,000,000	2,748,240

LA Tobacco Settlement Financing Corp.	Series 2001 B, 5.875% 05/15/39	1,000,000	960,550

MI Tobacco Settlement Finance Authority	Series 2007 A, 6.000% 06/01/48	5,000,000	4,866,500

NJ Tobacco Settlement Financing Corp.	Series 2007 1C, (a) 06/01/41	7,500,000	723,975

NY Nassau County Tobacco Settlement Corp.	Series 2006, (a) 06/01/60	25,000,000	595,500

NY TSASC, Inc.	Series 2006 1, 5.125% 06/01/42	3,250,000	3,091,822

OH Buckeye Tobacco Settlement Financing Authority	Series 2007 A-2, 5.750% 06/01/34	4,000,000	3,812,160

PR Commonwealth of Puerto Rico Children’s Trust Fund	Series 2005 B, (a) 05/15/55	25,000,000	865,250

SC Tobacco Settlement Management Authority	Series 2001 B, 6.375% 05/15/28	1,000,000	1,016,060

VA Tobacco Settlement Financing Corp.	Series 2005, 5.625% 06/01/37	2,000,000	2,271,260

	Tobacco Total		23,582,956

Other Total			85,854,367

Other Revenue – 3.8%
Hotels – 1.0%
MD Economic Development Corp.	Chesapeake Bay Conference Center, Series 2006 A, 5.000% 12/01/31	2,250,000	1,940,603

NJ Middlesex County Improvement Authority	Heldrich Associates LLC: Series 2005 B, 6.250% 01/01/37	4,250,000	4,080,042

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other Revenue (continued)
Hotels (continued)
	Series 2005 C, 8.750% 01/01/37	1,250,000	1,190,925

	Hotels Total		7,211,570

Recreation – 2.5%
CA Agua Caliente Band Cahuilla Indians	Series 2003, 6.000% 07/01/18	1,000,000	1,014,940

CA Cabazon Band Mission Indians	Series 2004: 8.375% 10/01/15(g)	445,000	466,249
	8.750% 10/01/19(g)	1,800,000	1,877,796

CT Mashantucket Western Pequot Tribe	Series 1999 B, (a) 09/01/15(g)	2,000,000	1,380,920
	Series 2007 A, 6.500% 09/01/31(g)	2,690,000	2,811,749

CT Mohegan Tribe Gaming Authority	Series 2001, 6.250% 01/01/31(g)	475,000	475,162

FL Seminole Indian Tribe	Series 2007, 5.500% 10/01/24(g)	2,000,000	1,925,720

IL Finance Authority Sports Facility	Leafs Hockey Club Project, Series 2007 A, 6.000% 03/01/37	1,000,000	954,960

NY Liberty Development Corp.	National Sports Museum, Series 2006 A, 6.125% 02/15/19(g)	1,250,000	1,260,763

OK Chickasaw Nation	Series 2007, 6.250% 12/01/32(g)	3,500,000	3,510,745

OR Cow Creek Band Umpqua Tribe of Indians	Series 2006 C, 5.625% 10/01/26(g)	1,700,000	1,597,728

	Recreation Total		17,276,732

Retail – 0.3%
LA Beauregard Parish	Office Max, Series 2002, 6.800% 02/01/27	1,750,000	1,797,670

OH Lake County	North Madison Properties, Series 1993, 8.819% 09/01/11	355,000	355,539

	Retail Total		2,153,209

Other Revenue Total			26,641,511

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Resource Recovery – 1.6%
Disposal – 0.8%
FL Lee County Solid Waste Systems	Series 2006 A, AMT, Insured: AMBAC 5.000% 10/01/17	2,010,000	2,124,027

OH Solid Waste	Republic Services, Inc., Series 2004, AMT, 4.250% 04/01/33	2,000,000	1,985,800

UT Carbon County	Laidlaw Environmental, Series 1997 A, AMT, 7.450% 07/01/17	1,500,000	1,525,350

	Disposal Total		5,635,177

Resource Recovery – 0.8%
MA Development Finance Agency	Ogden Haverhill Associates, Series 1999 A, AMT, 6.700% 12/01/14	635,000	662,686

MA Industrial Finance Agency	Ogden Haverhill Associates, Series 1998 A, AMT: 5.500% 12/01/13	500,000	505,605
	5.600% 12/01/19	1,000,000	1,010,050

NY Niagara County Industrial Development Agency	American REF-Fuel Co., LLC, Series 2001 A, AMT, 5.450% 11/15/26	1,000,000	1,002,890

PA Delaware County Industrial Development Authority	American REF-Fuel Co., Series 1997 A, 6.200% 07/01/19	2,225,000	2,239,418

	Resource Recovery Total		5,420,649

Resource Recovery Total			11,055,826

Tax-Backed – 12.7%
Local Appropriated – 1.2%
CA Compton	Civic Center & Capital Improvements, Series 1997 A, 5.500% 09/01/15	1,500,000	1,530,015

CA Southeast Resource Recovery Facilities Authority	Series 2003 B, AMT, Insured: AMBAC 5.375% 12/01/18	2,000,000	2,110,120

MN Andover Economic Development Authority	Andover Community Center, Series 2004, 5.200% 02/01/34	750,000	811,185

MO St. Louis Industrial Development Authority	St. Louis Convention Center, Series 2000, Insured: AMBAC (a) 07/15/18	3,000,000	1,902,210

SC Laurens County School District No. 55	Series 2005, 5.250% 12/01/30	1,400,000	1,330,182

SC Newberry County School District	Series 2005, 5.000% 12/01/30	750,000	681,480

	Local Appropriated Total		8,365,192

Local General Obligations – 0.8%
CA Empire Union School District	Series 1987-1 A, Insured: AMBAC (a) 10/01/21	1,665,000	882,566

CA Modesto High School District	Series 2002 A, Insured: FGIC (a) 08/01/19	2,650,000	1,566,574

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed – (continued)
Local General Obligations (continued)
CO Northwest Metropolitan District No. 3	Series 2005, 6.250% 12/01/35	1,000,000	883,050

CO Red Sky Ranch Metropolitan District	Series 2003, 6.050% 12/01/33	1,000,000	928,590

TX Dallas County Flood Control District	Series 2002, 7.250% 04/01/32	1,000,000	1,012,400

	Local General Obligations Total		5,273,180

Special Non-Property Tax – 1.3%
IL Bolingbrook	Sales Tax Revenue, Series 2005, (l) 01/01/24 (6.250% 01/01/08)	1,500,000	1,452,915

KS Wyandotte County	Series 2005 B, 5.000% 12/01/20	625,000	617,950
	Series 2006, 4.875% 10/01/28	2,070,000	1,810,236

NJ Economic Development Authority	Cigarette Tax, Series 2004: 5.500% 06/15/31	315,000	298,711
	5.750% 06/15/29	1,000,000	979,460

VA Peninsula Town Center Community Development Authority	Series 2007, 6.450% 09/01/37	4,000,000	3,906,640

	Special Non-Property Tax Total		9,065,912

Special Property Tax – 7.5%
CA Carson Improvement Bond Act 1915	Series 1992, 7.375% 09/02/22	120,000	120,448

CA Huntington Beach Community Facilities District	Grand Coast Resort, Series 2001-1, 6.450% 09/01/31	1,250,000	1,275,387

CA Lincoln Community Facilities District No. 2003-1	Series 2004: 5.750% 09/01/20	450,000	511,430
	5.900% 09/01/24	445,000	509,156

CA Oakdale Public Financing Authority	Central City Redevelopment Project, Series 2004, 5.375% 06/01/33	2,000,000	1,949,860

CA Oceanside Community Development Commission	Downtown Redevelopment Project, Series 2003, 5.700% 09/01/25	500,000	508,075

CA Orange County Improvement Bond Act 1915	Phase IV, No. 01-1-B, Series 2003, 5.750% 09/02/33	1,000,000	962,450

CA Redwood City Community Facilities District No. 1	Series 2003 B, 6.000% 09/01/33	700,000	688,331

CA Temecula Valley Unified School District No. 1	Series 2003, 6.125% 09/01/33	600,000	602,496

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
FL Ave Maria Stewardship Community District	Series 2006 A, 5.125% 05/01/38	1,500,000	1,160,205

FL Brandy Creek Community Development District	Series 2003 A, 6.350% 05/01/34	940,000	1,008,517

FL Celebration Community Development District	Series 2003 A, 6.400% 05/01/34	970,000	1,028,598

FL Channing Park Development District	Series 2007, 5.300% 05/01/38	1,000,000	788,220

FL Colonial Country Club Community Development District	Series 2003, 6.400% 05/01/33	715,000	755,061

FL Double Branch Community Development District	Series 2002 A, 6.700% 05/01/34	675,000	719,192

FL Islands at Doral Southwest Community Development District	Series 2003, 6.375% 05/01/35	760,000	858,420

FL Lexington Oaks Community Development District	Series 1998 A, 6.125% 05/01/19	235,000	220,820
	Series 2000 A, 7.200% 05/01/30	820,000	822,624
	Series 2002 A, 6.700% 05/01/33	250,000	266,428

FL Middle Village Community Development District	Series 2004 A, 6.000% 05/01/35	2,000,000	2,007,020

FL Oakmont Grove Community Development District	Series 2007 A, 5.400% 05/01/38	1,200,000	933,780
	Series 2007 B, 5.250% 05/01/12	1,000,000	939,020

FL Orlando	Conroy Road Interchange, Series 1998 A: 5.500% 05/01/10	180,000	176,571
	5.800% 05/01/26	600,000	555,936

FL Sarasota National Community Development District	Series 2003, 5.300% 05/01/39	4,000,000	3,099,480

FL Seven Oaks Community Development District II	Series 2004 A, 5.875% 05/01/35	475,000	413,872
	Series 2004 B, 5.000% 05/01/09	455,000	444,130

FL Stoneybrook Community Development District	Series 1998 A, 6.100% 05/01/19	700,000	656,404

FL Sweetwater Creek Community Development District	Series 2007 A, 5.500% 05/01/38	2,000,000	1,574,720

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
FL Tolomato Community Development District	Series 2007, 6.650% 05/01/40	3,000,000	2,862,150

FL Waterset North Community Development District	Series 2007 A, 6.600% 05/01/39	2,000,000	1,886,660

FL West Villages Improvement District	Series 2006, 5.500% 05/01/37	1,750,000	1,437,677

FL Westchester Community Development District No. 1	Series 2003, 6.125% 05/01/35	800,000	718,728

FL Westridge Community Development District	Series 2005, 5.800% 05/01/37	2,750,000	2,352,982

GA Atlanta	Eastside Project, Series 2005 B, 5.600% 01/01/30	1,615,000	1,485,009

IL Annawan	Patriot Renewable Fuels LLC, Series 2007, 5.625% 01/01/18	1,500,000	1,416,195

IL Chicago	Pilsen Redevelopment, Series 2004 B, 6.750% 06/01/22	1,225,000	1,260,096

IL Du Page County Special Service Area No. 31	Monarch Landing Project, Series 2006, 5.625% 03/01/36	750,000	665,633

IL Lincolnshire Special Services Area No. 1	Sedgebrook Project, Series 2004, 6.250% 03/01/34	750,000	737,595

IL Plano Special Service Area No. 4	Lakewood Springs Project, Series 2005 5-B, 6.000% 03/01/35	3,000,000	2,890,890

IL Rosemont	River Road Hotel Partners Project, Series 2007, 5.100% 12/30/23	2,800,000	2,548,560

IL Volo Village Special Service Area No. 3	Symphony Meadows Project, Series 2006-1, 6.000% 03/01/36	1,996,000	1,833,985

IN City of Portage	Ameriplex Project, Series 2006, 5.000% 07/15/23	700,000	675,066

MI Pontiac Tax Increment Finance Authority	Development Area No. 3, Series 2002, 6.375% 06/01/31	1,000,000	981,460

MO Fenton	Tax Increment Revenue, Series 2006, 4.500% 04/01/21	465,000	458,220

MO Kansas City Tax Increment Financing Commission	Maincor Project, Inc., Series 2007 A, 5.250% 03/01/18	1,000,000	961,850

MO Riverside	Tax Increment Revenue, Series 2004, 5.250% 05/01/20	1,275,000	1,280,291

	Special Property Tax Total		52,009,698

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
State Appropriated – 1.0%
LA Military Department	Custody Receipts, Series 2006, 5.000% 08/01/24	4,330,000	4,414,565

NY Triborough Bridge & Tunnel Authority	Javits Convention Center, Series 1990 E, 7.250% 01/01/10	975,000	1,010,714
PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2004 A, 5.750% 08/01/27	1,465,000	1,530,222

	State Appropriated Total		6,955,501

State General Obligations – 0.9%
CA State	Series 2003:	2,000,000	2,217,380
	5.250% 02/01/20 5.250% 02/01/23	800,000	883,680
PR Commonwealth of Puerto Rico	Series 2004 A, 5.000% 07/01/30	1,390,000	1,418,592
	Series 2006 B, 5.000% 07/01/35	1,910,000	1,840,916

	State General Obligations Total		6,360,568

Tax-Backed Total			88,030,051

Transportation – 5.8%
Air Transportation – 1.9%
CA Los Angeles Regional Airports Improvement Corp.	American Airlines, Inc., Series 2000 C, AMT, 7.500% 12/01/24	400,000	421,036

FL Capital Trust Agency	Air Cargo-Orlando, Series 2003, AMT, 6.750% 01/01/32	650,000	673,751

IN Indianapolis Airport Authority	Fed Ex Corp., Series 2004, AMT, 5.100% 01/15/17	1,000,000	1,009,640

NC Charlotte/Douglas International Airport	US Airways, Inc.: Series 1998, AMT, 5.600% 07/01/27	1,500,000	1,373,640
	Series 2000, AMT, 7.750% 02/01/28	1,250,000	1,292,687

NJ Economic Development Authority	Continental Airlines, Inc.: Series 1999, AMT: 6.250% 09/15/19	1,000,000	972,450
	6.250% 09/15/29	500,000	477,690
	Series 2003, AMT, 9.000% 06/01/33	1,000,000	1,138,540

NY New York City Industrial Development Agency	American Airlines, Inc., Series 2005, AMT, 7.750% 08/01/31	1,000,000	1,087,580

PA Philadelphia Authority for Industrial Development	Aero Philadelphia, Series 1999, AMT: 5.250% 01/01/09	140,000	140,066
	5.500% 01/01/24	1,000,000	957,950

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Air Transportation (continued)
TX Dallas-Fort Worth International Airport	American Airlines, Inc., Series 2000 A, AMT, 9.000% 05/01/29	2,250,000	2,519,145

TX Houston Industrial Development Corp.	United Parcel Service, Series 2002, AMT, 6.000% 03/01/23	970,000	974,249

	Air Transportation Total		13,038,424

Airports – 1.4%
MO Branson Regional Airport Transportation Development District	Branson Airport LLC: Series 2007 A, 6.000% 07/01/37	500,000	469,850
	Series 2007 B, 6.000% 07/01/37	1,300,000	1,205,555

NC Charlotte/Douglas International Airport	Series 1999, AMT, Insured: MBIA 6.000% 07/01/24 (g)(i)(j)	8,000,000	8,266,000

	Airports Total		9,941,405

Ports – 1.2%
WA Port of Seattle	Series 2000 B, AMT, Insured: MBIA 6.000% 02/01/11 (g)(j)	7,500,000	7,965,375

	Ports Total		7,965,375

Toll Facilities – 0.8%
CO E-470 Public Highway Authority	Series 2000 B, Insured: MBIA (a) 09/01/18	4,000,000	2,496,120

CO Northwest Parkway Public Highway Authority	Series 2001 D, 7.125% 06/15/41	2,750,000	3,116,905

	Toll Facilities Total		5,613,025

Transportation – 0.5%
NV Department of Business & Industry	Las Vegas Monorail Co., Series 2000, 7.375% 01/01/40	3,750,000	3,460,688

	Transportation Total		3,460,688

Transportation Total			40,018,917

Utilities – 8.7%
Independent Power Producers – 1.4%
NY Port Authority of New York & New Jersey	KIAC Partners, Series 1996 IV, AMT: 6.750% 10/01/11	3,000,000	3,032,640
	6.750% 10/01/19	120,000	121,044

OR Western Generation Agency	Wauna Cogeneration Project, Series 2006 A, 5.000% 01/01/20	2,235,000	2,063,821

PA Carbon County Industrial Development Authority	Panther Creek Partners, Series 2000, AMT, 6.650% 05/01/10	605,000	618,655

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Independent Power Producers (continued)
PA Economic Development Financing Authority	Colver Project, Series 2005, AMT, 5.125% 12/01/15	825,000	816,041
	Northampton Generating, Series 1994 A, AMT, 6.500% 01/01/13	3,000,000	3,009,660

	Independent Power Producers Total		9,661,861

Investor Owned – 5.4%
AZ Maricopa County Pollution Control Corp.	Southern California Edison Co., Series 2000 A, 2.900% 06/01/35	1,000,000	990,660

CA Chula Vista Industrial Development Authority	San Diego Gas & Electric Co., Series 1996 B, AMT, 5.500% 12/01/21	1,275,000	1,316,552

IL Development Finance Authority	Peoples Gas Light & Coke Co., Series 2003 E, AMT, Insured: AMBAC 4.875% 11/01/38	2,500,000	2,551,525

IN Petersburg	Indianapolis Power & Light Co., Series 1991, 5.750% 08/01/21	1,000,000	994,360

LA Calcasieu Parish Industrial Development Board	Entergy Gulf States, Inc., Series 1999, 5.450% 07/01/10	500,000	501,220

LA West Feliciana Parish	Entergy Gulf States, Inc., Series 1999 B, 6.600% 09/01/28	250,000	250,085

MS Business Finance Corp.	Systems Energy Resources, Inc., Series 1999, 5.900% 05/01/22	1,500,000	1,501,785

MT Forsyth	Portland General, Series 1998 A, 5.200% 05/01/33	375,000	379,418

NH Business Finance Authority	Public Service Co., Series 2006 B, AMT, Insured: MBIA 4.750% 05/01/21	7,250,000	7,308,870

NM Farmington	Tucson Electric Power Co., Series 1997 A, 6.950% 10/01/20	2,000,000	2,047,160

NV Clark County Industrial Development Authority	Nevada Power Co.: Series 1995 B, AMT, 5.900% 10/01/30	2,135,000	2,024,877
	Series 1997 A, AMT, 5.900% 11/01/32	750,000	707,138
	Southern California Edison Co., Series 2000 A, AMT, 3.250% 06/01/31	1,000,000	991,440

PA Economic Development Financing Authority	Reliant Energy, Inc., Series 2001 A, AMT, 6.750% 12/01/36	800,000	814,888

SC Berkeley County Pollution Control Facilities Authority	South Carolina Generating Co. Project, Series 2003, 4.875% 10/01/14	1,500,000	1,549,965

TX Brazos River Authority	TXU Energy Co., LLC: Series 2001 C, AMT, 5.750% 05/01/36	515,000	493,149

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Investor Owned (continued)
	Series 2003 C, AMT, 6.750% 10/01/38	1,180,000	1,128,469

TX Matagorda County Navigation District No. 1	AEP Texas Project, Series 2005 A, Insured: AMBAC 4.400% 05/01/30	7,500,000	7,126,725

WY Campbell County	Black Hills Power, Inc., Series 2004, 5.350% 10/01/24	3,250,000	3,235,472

WY Converse County	PacifiCorp, Series 1988, 3.900% 01/01/14	1,500,000	1,488,390

	Investor Owned Total		37,402,148

Joint Power Authority – 0.3%
NC Eastern Municipal Power Agency	Series 1991 A, 6.500% 01/01/18	1,680,000	1,942,332

	Joint Power Authority Total		1,942,332

Municipal Electric – 0.7%
GA Municipal Electric Authority	Series 1991 V, 6.600% 01/01/18	3,300,000	3,830,838

PR Electric Power Authority	Series 1998 NN, 5.500% 07/01/20	1,005,000	1,070,556

	Municipal Electric Total		4,901,394

Water & Sewer – 0.9%
AZ Surprise Municipal Property Corp.	Series 2007, 4.900% 04/01/32	2,000,000	1,831,180

MS V Lakes Utility District	Series 1994, 7.000% 07/15/37	250,000	237,772

NH Industrial Development Authority	Pennichuck Water Works, Inc., Series 1988, AMT, 7.500% 07/01/18	345,000	404,875

PA Dauphin County Industrial Development Authority	Dauphin Water Supply Co., Series 1992 A, AMT, 6.900% 06/01/24	3,200,000	3,978,880

	Water & Sewer Total		6,452,707

Utilities Total			60,360,442
	Total Municipal Bonds (cost of $699,357,208)		689,862,726

Municipal Preferred Stocks – 1.6%

Housing – 1.6%
Multi-Family – 1.6%
Centerline Equity Trust	AMT: 6.300% 04/30/19 (g)	1,000,000	1,087,800
	Series 1999, 6.625% 06/30/09 (g)	2,000,000	2,075,140

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family (continued)
	Series 2000, 7.600% 11/30/10 (g)	1,500,000	1,627,425
GMAC Municipal Mortgage Trust	AMT: 5.600% 10/31/39 (g)	1,000,000	1,028,720
	5.700% 10/31/40 (g)	4,500,000	4,480,200
MuniMae Trust	AMT, 5.800% 06/30/49 (g)	1,000,000	1,035,780

	Multi-Family Total		11,335,065

Housing Total			11,335,065
	Total Municipal Preferred Stocks (cost of $10,873,700)		11,335,065

		Shares
Investment Company – 0.0%

	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.050%)	68,341	68,341

	Total Investment Company (cost of $68,341)		68,341

		Par ($)
Short-Term Obligations – 0.2%
Variable Rate Demand Notes (m) – 0.2%
KY Lexington-Fayette Urban County Airport Corp.	Series 1998 A, AMT, Insured: MBIA, LOC: Dexia Credit Local, SPA: Cedit Local De France 3.850% 07/01/28	200,000	200,000

SD Lawrence County	Homestake Mining Co., Series 1997 B, LOC: Chase Manhattan Bank 3.700% 07/01/32	200,000	200,000

WA Housing Finance Commission	Franke Tobey Jones, Series 2003, LOC: Wells Fargo Bank N.A. 3.760% 09/01/33	300,000	300,000
	Local 82 JATC Educational Development Trust, Series 2000, LOC: U.S. Bank N.A. 3.760% 11/01/25	600,000	600,000

	Variable Rate Demand Notes Total		1,300,000

	Total Short-Term Obligations (cost of $1,300,000)		1,300,000

	Total Investments – 101.3% (cost of $711,599,249)(n)		702,566,132

	Other Assets & Liabilities, Net – (1.3)%		(8,900,016)

	Net Assets – 100.0%		693,666,116

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)	Zero coupon bond.

(b)	Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At December 31, 2007, the value of these securities amounted to $954,824, which represents 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority Crossroads School of Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	240,000
6.000% 08/01/28	08/31/98	700,000

		$940,000

(c)	Security purchased on a delayed delivery basis.

(d)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2007, the value of this security represents less than 0.1% of net assets.

(e)	Step bond. The coupon on these bonds will change to the coupon shown in parentheses on the date indicated.

(f)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2007, the value represents less than 0.01% of net assets.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid except as listed below, amounted to $54,526,175, which represents 7.9% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	$455,481	$463,388	$451,792

(h)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(i)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2007, the total market value of securities pledged amounted to $8,633,097.

(j)	Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $27,079,575 and serve as collateral in the transactions.

(k)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(l)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(m)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2007.

(n)	Cost for federal income tax purposes is $711,216,098.

At December 31, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Notes	1,003	$113,730,797	$113,599,479	Mar-08	$(131,318)
U.S. Treasury Bonds	19	2,211,125	2,227,289	Mar-08	16,164

					$(115,154)

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

At December 31, 2007, the composition of the Fund by Revenue Source is as follows:

Revenue Source	% of Net Assets
Health care	35.1
Tax-backed	12.7
Other	12.4
Housing	9.2
Utilities	8.7
Industrials	6.7
Transportation	5.8
Other revenue	3.8
Education	3.5
Resource recovery	1.6
Municipal preferred stocks	1.6

	101.1
Investment company	0.0	*
Short-term obligations	0.2
Other assets & liabilities, net	(1.3)

	100.0

* Rounds to less than 0.1%.

Acronym	Name
ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	711,599,249

	Investments, at value	702,566,132
	Cash	299,646
	Receivable for:
	Fund shares sold	1,494,994
	Interest	10,776,052
	Trustees’ Deferred compensation plan	50,557

	Total Assets	715,187,381

Liabilities	Payable for:
	Floating rate notes	12,802,808
	Investments purchased on a delayed delivery basis	2,493,240
	Fund shares repurchased	2,566,285
	Futures variation margin	498,891
	Distributions	2,377,841
	Interest expense and fees	152,886
	Investment advisory fee	246,241
	Administration fee	66,058
	Transfer agent fee	152,981
	Pricing and bookkeeping fees	27,373
	Trustees’ fees	451
	Custody fee	8,068
	Distribution and service fees	29,805
	Chief compliance officer expenses	32
	Trustees’ Deferred compensation plan	50,557
	Other liabilities	47,748

	Total Liabilities	21,521,265

	Net Assets	693,666,116

Net Assets Consist of	Paid-in capital	734,611,994
	Undistributed net investment income	1,249,179
	Accumulated net realized loss	(33,046,786)
	Net unrealized depreciation on:
	Investments	(9,033,117)
	Futures contracts	(115,154)

	Net Assets	693,666,116

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Class A	Net assets	$81,551,387 7,554,507
	Shares outstanding
	Net asset value per share	$10.80	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.80/0.9525)	$11.34	(b)

Class B	Net assets	$14,431,225
	Shares outstanding	1,336,819
	Net asset value and offering price per share	$10.80	(a)

Class C	Net assets	$11,735,489
	Shares outstanding	1,087,201
	Net asset value and offering price per share	$10.79	(a)

Class Z	Net assets	$585,948,015
	Shares outstanding	54,279,497
	Net asset value, offering and redemption price per share	$10.80

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia High Yield Municipal Fund

For the Six Months Ended December 31, 2007 (Unaudited)

		($)
Investment Income	Interest	22,217,484
	Dividends	4,301

	Total Investment Income	22,221,785

Expenses	Investment advisory fee	1,607,761
	Administration fee	430,219
	Distribution fee:
	Class B	59,849
	Class C	47,864
	Service fee:
	Class A	86,153
	Class B	15,960
	Class C	12,774
	Transfer agent fee	385,000
	Pricing and bookkeeping fees	102,991
	Trustees’ fees	19,391
	Custody fee	17,324
	Chief compliance officer expenses	339
	Other expenses	125,121

	Expenses before interest expense and fees	2,910,746
	Interest expense and fees	182,755

	Total Expenses	3,093,501

	Fees waived by Distributor – Class C	(9,542)
	Custody credits	(8,427)

	Net Expenses	3,075,532

	Net Investment Income	19,146,253

Net Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts	Net realized gain (loss) on:
	Investments	(2,031,650)
	Swap Contracts	633,000
	Futures contracts	(9,454,894)

	Net realized loss	(10,853,544)

	Net change in unrealized depreciation on:
	Investments	(25,979,426)
	Swap contracts	(722,810)
	Futures contracts	(91,043)

	Net change in unrealized depreciation	(26,793,279)

	Net Loss	(37,646,823)

	Net Decrease Resulting from Operations	(18,500,570)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia High Yield Municipal Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended December 31, 2007 ($)	Year Ended June 30, 2007 ($)
Operations	Net investment income	19,146,253	35,505,735
	Net realized gain (loss) on investments, swap contracts and futures contracts	(10,853,544)	92,995
	Net change in unrealized appreciation (depreciation) on investments, swap contracts and futures contracts	(26,793,279)	2,784,589

	Net Increase (Decrease) Resulting from Operations	(18,500,570)	38,383,319

Distributions to Shareholders	From net investment income:
	Class A	(2,009,905)	(4,086,325)
	Class B	(312,683)	(781,392)
	Class C	(260,154)	(561,887)
	Class Z	(16,288,085)	(29,922,246)

	Total Distributions to Shareholders	(18,870,827)	(35,351,850)

Share Transactions	Class A
	Subscriptions	8,135,926	19,050,726
	Distributions reinvested	1,133,326	2,230,322
	Redemptions	(13,626,220)	(21,996,379)

	Net Decrease	(4,356,968)	(715,331)

	Class B
	Subscriptions	441,728	2,080,535
	Distributions reinvested	169,355	425,793
	Redemptions	(2,822,604)	(10,083,250)

	Net Decrease	(2,211,521)	(7,576,922)

	Class C
	Subscriptions	1,169,586	2,906,664
	Distributions reinvested	123,286	298,655
	Redemptions	(3,092,331)	(3,900,156)

	Net Decrease	(1,799,459)	(694,837)

	Class Z
	Subscriptions	74,242,498	234,519,287
	Distributions reinvested	2,691,301	5,225,620
	Redemptions	(157,496,562)	(119,784,567)

	Net Increase (Decrease)	(80,562,763)	119,960,340
	Net Increase (Decrease) from Share Transactions	(88,930,711)	110,973,250

	Total Increase (Decrease) in Net Assets	(126,306,312)	114,004,719

Net Assets	Beginning of period	819,972,428	705,967,709
	End of period	693,666,116	819,972,428
	Undistributed net investment income at end of period	1,249,179	977,957

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia High Yield Municipal Fund

		(Unaudited) Six Months Ended December 31, 2007	Year Ended June 30, 2007
Changes in Shares	Class A
	Subscriptions	736,015	1,659,081
	Issued for distributions reinvested	102,455	194,246
	Redemptions	(1,228,343)	(1,921,327)

	Net Decrease	(389,873)	(68,000)

	Class B
	Subscriptions	39,773	181,015
	Issued for distributions reinvested	15,310	37,081
	Redemptions	(255,232)	(879,541)

	Net Decrease	(200,149)	(661,445)

	Class C
	Subscriptions	107,162	253,740
	Issued for distributions reinvested	11,142	26,007
	Redemptions	(279,085)	(340,667)

	Net Decrease	(160,781)	(60,920)

	Class Z
	Subscriptions	6,698,464	20,437,901
	Issued for distributions reinvested	243,265	455,123
	Redemptions	(14,330,963)	(10,449,573)

	Net Increase (Decrease)	(7,389,234)	10,443,451

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,
Class A Shares			2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$11.33		$11.25	$11.39		$10.96	$11.25	$11.26

Income from Investment Operations:
Net investment income (a)	0.26		0.51	0.52		0.54	0.56	0.60
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.53)		0.08	(0.14)		0.43	(0.33)	0.11

Total from Investment Operations	(0.27)		0.59	0.38		0.97	0.23	0.71

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.51)	(0.52)		(0.54)	(0.52)	(0.72)

Net Asset Value, End of Period	$10.80		$11.33	$11.25		$11.39	$10.96	$11.25
Total return (b)	(2.41	)%(c)	5.23%	3.39	%(d)	9.00%	2.10%	6.58%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	0.88	%(f)	0.88%	0.85%		0.87%	0.89%	1.07%
Interest and fee expense (g)	0.05	%(f)	0.07%	0.07%		0.06%	0.05%	0.07%
Net expenses (e)	0.93	%(f)	0.95%	0.92%		0.93%	0.94%	1.14%
Waiver/Reimbursement	—		—	—	%(h)	—	—	—
Net investment income (e)	4.74	%(f)	4.43%	4.60%		4.79%	5.04%	5.39%
Portfolio turnover rate	14	%(c)	27%	13%		7%	10%	17%
Net assets, end of period (000’s)	$81,551		$89,977	$90,151		$91,470	$77,738	$78,335

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)	Not annualized.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Annualized.

(g)	Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,					Period Ended June 30, 2003(a)
Class B Shares			2007	2006		2005	2004
Net Asset Value, Beginning of Period	$11.33		$11.25	$11.39		$10.96	$11.25	$11.31

Income from Investment Operations:
Net investment income (b)	0.22		0.42	0.43		0.46	0.48	0.51
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.53)		0.08	(0.14)		0.42	(0.33)	0.05

Total from Investment Operations	(0.31)		0.50	0.29		0.88	0.15	0.56

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.42)	(0.43)		(0.45)	(0.44)	(0.62)

Net Asset Value, End of Period	$10.80		$11.33	$11.25		$11.39	$10.96	$11.25
Total return (c)	(2.78	)%(d)	4.45%	2.62	%(e)	8.19%	1.33%	5.14	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	1.63	%(g)	1.63%	1.60%		1.62%	1.64%	1.81	%(g)
Interest and fee expense (h)	0.05	%(g)	0.07%	0.07%		0.06%	0.05%	0.07	%(g)
Net expenses (f)	1.68	%(g)	1.70%	1.67%		1.68%	1.69%	1.88	%(g)
Waiver/Reimbursement	—		—	—	%(i)	—	—	—
Net investment income (f)	3.99	%(g)	3.68%	3.85%		4.04%	4.29%	4.70	%(g)
Portfolio turnover rate	14	% (d)	27%	13%		7%	10%	17	% (d)
Net assets, end of period (000’s)	$14,431		$17,407	$24,735		$32,824	$39,097	$51,292

(a)	Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

(h)	Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,				Period Ended June 30, 2003(a)
Class C Shares			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.33		$11.25	$11.39	$10.96	$11.25	$11.31

Income from Investment Operations:
Net investment income (b)	0.23		0.44	0.45	0.47	0.49	0.51
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.54)		0.08	(0.14)	0.43	(0.32)	0.07

Total from Investment Operations	(0.31)		0.52	0.31	0.90	0.17	0.58

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.44)	(0.45)	(0.47)	(0.46)	(0.64)

Net Asset Value, End of Period	$10.79		$11.33	$11.25	$11.39	$10.96	$11.25
Total return (c)(d)	(2.80	)%(e)	4.61%	2.77%	8.35%	1.48%	5.29	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	1.48	%(g)	1.48%	1.45%	1.47%	1.49%	1.67	%(g)
Interest and fee expense (h)	0.05	%(g)	0.07%	0.07%	0.06%	0.05%	0.07	%(g)
Net expenses (f)	1.53	%(g)	1.55%	1.52%	1.53%	1.54%	1.74	%(g)
Waiver/Reimbursement	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15	%(g)
Net investment income (f)	4.15	%(g)	3.82%	3.99%	4.19%	4.44%	4.75	%(g)
Portfolio turnover rate	14	%(e)	27%	13%	7%	10%	17	%(e)
Net assets, end of period (000’s)	$11,735		$14,134	$14,727	$13,593	$10,482	$9,110

(a)	Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

(h)	Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,
Class Z Shares			2007	2006		2005	2004	2003 (a)
Net Asset Value, Beginning of Period	$11.33		$11.25	$11.39		$10.96	$11.25	$11.26

Income from Investment Operations:
Net investment income (b)	0.28		0.53	0.54		0.56	0.58	0.63
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.54)		0.08	(0.14)		0.43	(0.32)	0.11

Total from Investment Operations	(0.26)		0.61	0.40		0.99	0.26	0.74

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.53)	(0.54)		(0.56)	(0.55)	(0.75)

Net Asset Value, End of Period	$10.80		$11.33	$11.25		$11.39	$10.96	$11.25
Total return (c)	(2.32	)%(d)	5.44%	3.59	%(e)	9.22%	2.33%	6.82%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	0.68	%(g)	0.68%	0.65%		0.67%	0.69%	0.86%
Interest and fee expense (h)	0.05	%(g)	0.07%	0.07%		0.06%	0.05%	0.07%
Net expenses (f)	0.73	%(g)	0.75%	0.72%		0.73%	0.74%	0.93%
Waiver/Reimbursement	—		—	—	%(i)	—	—	—
Net investment income (f)	4.94	%(g)	4.63%	4.80%		4.99%	5.24%	5.59%
Portfolio turnover rate	14	%(d)	27%	13%		7%	10%	17%
Net assets, end of period (000’s)	$585,948		$698,454	$576,355		$447,945	$341,394	$244,784

(a)	On July 15, 2002, the existing Fund Class S shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

(h)	Interest and fee expense relates to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Floating-Rate Notes Issued in Conjunction with Securities Held

The Fund may sell a fixed-rate bond (“Fixed-Rate Bond”) to a broker who deposits the Fixed-Rate Bond into a special-purpose entity from which are issued floating-rate notes (“Floating-Rate Notes”) that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and the holders of the Floating-Rate Notes have the option to tender their notes to the broker at par at each reset date. A residual certificate (an “Inverse Floater”), which pays interest equal to the difference between the Fixed-Rate Bond and the Floating-Rate Notes, is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Note to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus the cash equivalent of the proceeds raised from the issuance of the Floating-Rate Notes in exchange for the Fixed-Rate Bonds.

Although the Fund physically holds the Inverse Floater, the transaction is accounted for as a secured borrowing pursuant to Statement of Financial Accounting Standards No. 140. Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SFAS 140”), because of its unilateral right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker. In accordance with SFAS 140, the Fund includes the Fixed-Rate Bond in its Portfolio of Investments and recognizes the Floating-Rate Notes as a liability on its Statement of Assets and Liabilities.

Futures Contracts

The Fund may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction by Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Swap Contracts

The Fund may engage in swap transactions such as interest rate and volatility swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2007 was as follows:

June 30, 2007
Distributions paid from:
Tax-Exempt Income	$35,337,914
Ordinary Income*	13,936

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$19,768,642
Unrealized depreciation	(28,418,608)
Net unrealized depreciation	$(8,649,966)

The following capital loss carryforwards, determined as of June 30, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$ 2,738,332
2009	1,928,565
2010	1,780,434
2011	697,947
2012	1,587,432
2013	5,621,572
2014	466,991
2015	1,471,699

Total	$ 16,292,972

Of the capital loss carryforwards attributable to the Fund, $4,914,822 ($2,738,332 expiring on June 30, 2008, $1,081,414 expiring on June 30, 2009 and $1,095,076 expiring on June 30, 2010) was obtained in a merger with Liberty High Yield Municipal Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Capital loss carryforwards of $1,931,614 expired during the year ended June 30, 2007. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (“FIN 48”) effective December 31, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amounts likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides the Fund with investment advisory services. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.450%
$100 million to $200 million	0.425%
Over $200 million	0.400%

For the six month period ended December 31, 2007, the Fund’s annualized effective investment advisory fee rate was 0.41% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.150%
$100 million to $200 million	0.125%
Over $200 million	0.100%

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

For the six month period ended December 31, 2007, the Fund’s annualized effective administration fee rate was 0.11% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for direct internal costs related to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002 (“direct internal costs”) and out-of-pocket expenses. Effective January 1, 2008, the Fund no longer reimburses Columbia for the direct internal costs.

For the six month period ended December 31, 2007, the amount charged to the Fund by affiliates included on the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $7,300, of which $1,643 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to November 1, 2007, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations.

For the six month period ended December 31, 2007, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six month period ended December 31, 2007, the Distributor has retained net underwriting discounts of $4,532 on sales of the Fund’s Class A shares and received net CDSC fees of $11,554 and $4,262 on Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the “Plans”) which require the payment of a monthly service fee to the Distributor. The service fee is equal to 0.20% annually of the

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

average daily net assets attributable to Class A, Class B and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C shares distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended December 31, 2007, these custody credits reduced total expenses by $8,427 for the Fund.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Purchases and Sales of Securities

For the six month period ended December 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $107,502,414 and $231,610,757, respectively.

At December 31, 2007, the Fund held Inverse Floaters related to the following securities:

Par ($)
CO Department of Transportation, Series 2001, 5.500%, 06/15/14	6,000,000
CO Department of Transportation, Series 2001, 5.500%, 06/15/15	4,000,000
NC Charlotte/Douglas International Airport, Series 1999, AMT, 6.000%, 07/01/24	8,000,000
WA Port of Seattle, Series 2000 B, AMT, 6.000%, 02/01/11	7,500,000

$25,500,000

Against which has been issued $12,750,000 par of Floating Rate Notes bearing interest at rates ranging from 3.663% to 4.852%, at a weighted average rate of 4.345%. Interest paid on the Floating Rate Notes during the six month period ended December 31, 2007 was at an average rate of 4.010%. The Fund’s physical holdings at December 31, 2007 were Inverse Floaters totaling $12,750,000 par, market value of $14,276,768 bearing interest at a weighted rate of 7.263%. The Inverse Floaters are exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%,. The committed line of credit charges an annual operations agency fee of

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

$40,000. The uncommitted line of credit may charge an annual administration fee of $15,000. State Street waived the administration fee for the annual extension of the facility on September 17, 2007. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets and are included in “Other expenses” in the Statement of Operations.

For the six month period ended December 31, 2007, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of December 31, 2007, the Fund had one shareholder that held 64.46% of the Fund’s shares outstanding whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Disclosure of Significant Risks and Contingencies

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investors Service, Inc. or rated AAA by Standard & Poor’s. At December 31, 2007, there were no private insurers who insured greater than 5% of the total investments of the Fund.

Geographic Concentration

The Fund has greater than 5% of its total investments on December 31, 2007 invested in debt obligations issued by the states of California, Florida, Massachusetts, New York and Texas and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the states’ municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on

Columbia High Yield Municipal Fund

December 31, 2007 (Unaudited)

December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

Board Consideration and Approval of Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, including the senior manager of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds’ investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2007 meeting, following meetings of the Advisory Fees and Expenses Committee held in July, August, September and October, 2007. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing within a reasonable range of expectations, given these investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through May 31, 2007, Columbia High Yield Municipal Fund’s performance was in the third quintile (where the best performance would be in the first quintile) for the one-, three-and five-year periods, and in the second quintile for the ten-year period, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia High Yield Municipal Fund’s total expenses were in the first quintile and actual management fees were in the second quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■

the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■	the draft report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2008.

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA ATLANTIC FUNDS

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc., and Columbia Funds Distributor, Inc. October 15, 2007

I. Overview

Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CMD”) agreed on February 9, 2005 to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

2	I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the “Funds.”

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns, at least half of all the Funds have been in the first and second performance quintiles in each of the four performance periods. Performance for the 3-year period is impressive, with 44 of the 63 Funds, or 70%, in the top two quintiles and only 11 Funds, or 17%, in the fourth and fifth quintiles. Both equity and fixed-income funds have strong performance records.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	Atlantic equity Funds’ overall performance adjusted for risk also was strong. Based upon 3-year returns, 19 of the 24 equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Fixed-income Funds tended to take on more risk than comparable funds but many also have achieved relatively strong performance over the 3-year period. Nonetheless, 8 of the Funds have high relative risk and low relative returns.

6.	The industry-standard procedure used by third parties such as Lipper to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Atlantic Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers. Only 19% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 21% in those quintiles for total expenses.

8.	The Columbia Money Market Fund VS has a higher management fee structure than that of other Columbia money market funds of comparable asset size, but its total expenses are comparable to those funds.

D. Trustees’ Fee and Performance Evaluation Process

9.	The Trustees’ evaluation process identified 11 Funds in 2007 for further review based upon their relative performance or expenses or both. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review.

E. Potential Economies of Scale

10.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

F. Management Fees Charged to Institutional Clients

11.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

12.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG also has allocated costs by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. Notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs incurred in providing services to the Funds than did asset-based allocation.

13.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

14.	In 2006, CMG’s complex-wide pre-tax margins on the Atlantic Funds were below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex comprising 70 funds in the past year, some Atlantic Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller funds generally operating at a loss.

15.	CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Atlantic Fund assets held for the benefit of PB customers. In 2006, these payments totaled $23.2 million. Based on our analysis of the services provided by the PB, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each equity and fixed-income Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort, CMG should develop reliable risk metrics for balanced and money market funds and should explain why the fixed-income portfolio team prefers using gross, rather than net, return for these purposes. The format we developed with CMG represents one possible presentation of such information.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Potential economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework, including an analysis that focuses on complex-wide economies of scale, that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Atlantic Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance universes and collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIO’s, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity funds and iMoneynet for Lipper for money market funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year or from short-term to longer-term performance periods. CMA, when it changes data providers, should use both the current and former data sources in the changeover so that the Trustees can understand how the change in vendors may affect performance and expense rankings.

8)	Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of a Fund to all other funds in its performance universe. Lipper regards for this purpose each class of shares of a fund as a separate fund. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or Z share (with no 12b-1 fee) is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including share classes with higher fees than the Columbia Fund share class may make the Columbia Fund’s performance look better compared to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintiles should be ranked in a universe limited to the share class per competitive fund whose distribution pricing most closely matches the relevant Fund. Further, in all rankings, we suggest that use of an Atlantic Fund Z share be limited to performance periods prior to the issuance of that fund’s A shares.

9)

Management fee disparities. Several disparities have existed between the management fees of comparable Atlantic and Nations Funds. To eliminate the disparity between the expenses of the Atlantic state intermediate municipal bond funds and those of comparable funds overseen by the Nations Board, CMG has proposed expense caps for the Atlantic funds. Furthermore, CMG’s proposed expense cap for the Core Bond Fund would produce a significant gap between its management fee and those of two comparable Atlantic Funds. To enable the Trustees to identify such disparities in the future, CMG should provide the Trustees with a table that shows management fees of Atlantic Funds and those of comparable Nations and Acorn Funds. CMG should also provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of material prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data need to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

4.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

5.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

6.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

7.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be excluded from profitability analyses including distribution and only those PB revenue sharing payments in excess of 11 basis points should be excluded from profitability analyses that do not take distribution into account.

Respectfully submitted,

Steven E. Asher

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Important Information About This Report – Columbia High Yield Municipal Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Municipal Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia High Yield Municipal Fund

Semiannual Report, December 31, 2007

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/138952-1207 (02/08) 08-49891

Semiannual Report

December 31, 2007

Columbia Small Cap Value Fund I

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors, the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the

Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia Small Cap Value Fund I

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 12/31/07

–8.71% Class A shares (without sales charge)

–13.08% Russell 2000 Value Index

Morningstar Style box

Equity Style

The Morningstar Style Box reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 12/31/07.

Summary

■

For the six-month period that ended December 31, 2007, the fund’s Class A shares returned negative 8.71% without sales charge. While disappointing in absolute terms, the fund’s return was higher than the returns of both the Russell 2000 Value Index and Morningstar Small Value Category average, which were negative 13.08% and negative 12.52%, respectively.[1] Stock selection, followed by sector weights, helped the fund hold up better than the index and peer group in a challenging environment. We believe our focus on financially strong companies with attractive valuations helped limit losses in the market downturn.

■

Strong stock selection and underweights in the two weakest sectors of the market — consumer discretionary and financials — helped the fund do better than the index. In consumer discretionary, the fund lacked exposure to home builders and media stocks, which posted steep losses, yet owned top performers such as GameStop Corp., an electronic games retailer (0.29% of net assets). The fund’s exposure to financials was significantly below the sector’s weight in the index, which also aided its relative return. The fund avoided poorly performing industries, including real estate investment trusts (REITs) and companies with exposure to the subprime mortgage market. Industrials, where stock selection was strong, and health care, which produced good absolute gains, also added to returns. Standouts included Woodward Governor Co. (0.98% of net assets), an aerospace and electric power supplier.

The fund’s technology stocks lagged the index. We tend to favor higher-quality technology stocks over more speculative stocks with higher valuations. However, the latter held up better with investors during the period.

■

We remain optimistic that our stock picking strategy has the potential to offer the fund downside protection in a declining market and upside potential once liquidity returns to the monetary system and refuels small-cap stocks. In the meantime, we plan to monitor our holdings closely for signs of deterioration.

Portfolio Management

Stephen Barbaro has managed or co-managed the fund since June 2002 and has been with advisor or its predecessors or affiliate organizations since 1976.

Jeremy Javidi has co-managed the fund since August 2005 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor’s opinion, undervalued. If the advisor’s assessment of a company’s prospects is wrong, the price of the company’s stock may not approach the value the advisor has placed on it.

[1]

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an “expert” under the Securities Act of 1933.

Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information – Columbia Small Cap Value Fund I

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 01/01/1998 – 12/31/07 ($)

Sales charge	without	with
Class A	24,194	22,803
Class B	22,424	22,424
Class C	22,440	22,440
Class Z	24,834	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Value Fund I during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Operating expense ratio (%)*
Class A	1.29%
Class B	2.04%
Class C	2.04%
Class Z	1.04%

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 12/31/07 ($)
Class A	43.42
Class B	36.41
Class C	38.36
Class Z	45.26

Distributions declared per share

07/01/07 – 12/31/07 ($)
Class A	4.35
Class B	4.21
Class C	4.21
Class Z	4.47

Average annual total return as of 12/31/07 (%)

Share Class	A		B		C		Z
Inception	07/25/86		11/09/92		01/15/96		07/31/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–8.71	–13.96	–9.06	–13.15	–9.06	–9.88	–8.58
1-year	–2.63	–8.23	–3.35	–7.70	–3.36	–4.23	–2.37
5-year	15.92	14.56	15.06	14.83	15.07	15.07	16.23
10-year	9.24	8.59	8.41	8.41	8.42	8.42	9.52

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

2

Understanding Your Expenses – Columbia Small Cap Value Fund I

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

07/01/07 – 12/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	912.88	1,018.80	6.06	6.39	1.26
Class B	1,000.00	1,000.00	909.41	1,015.03	9.65	10.18	2.01
Class C	1,000.00	1,000.00	909.41	1,015.03	9.65	10.18	2.01
Class Z	1,000.00	1,000.00	914.18	1,020.06	4.86	5.13	1.01

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Investment Portfolio – Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Common Stocks – 99.6%

	Shares	Value ($)
Consumer Discretionary – 8.8%
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc.	76,930	1,432,437
BorgWarner, Inc.	113,060	5,473,234
Modine Manufacturing Co.	145,043	2,394,660

Auto Components Total		9,300,331

Distributors – 0.2%
Building Materials Holding Corp.	311,386	1,721,965

Distributors Total		1,721,965

Diversified Consumer Services – 0.4%
Regis Corp.	131,020	3,663,319

Diversified Consumer Services Total		3,663,319

Hotels, Restaurants & Leisure – 1.2%
Bob Evans Farms, Inc.	126,300	3,401,259
CEC Entertainment, Inc. (a)	102,100	2,650,516
Landry’s Restaurants, Inc.	170,190	3,352,743
O’Charleys, Inc.	132,950	1,991,591

Hotels, Restaurants & Leisure Total		11,396,109

Household Durables – 2.0%
American Greetings Corp., Class A	319,520	6,486,256
CSS Industries, Inc.	93,104	3,416,917
Ethan Allen Interiors, Inc.	120,360	3,430,260
Furniture Brands International, Inc.	259,570	2,611,274
Skyline Corp.	117,253	3,441,375

Household Durables Total		19,386,082

Leisure Equipment & Products – 0.3%
MarineMax, Inc. (a)	109,586	1,698,583
Nautilus Group, Inc.	271,640	1,317,454

Leisure Equipment & Products Total		3,016,037

Specialty Retail – 2.6%
America’s Car-Mart, Inc. (a)	387,420	4,862,121
Coldwater Creek, Inc. (a)	301,180	2,014,894
Collective Brands, Inc. (a)	141,880	2,467,293
GameStop Corp., Class A (a)	44,724	2,777,808
Jo-Ann Stores, Inc. (a)	134,300	1,756,644
Monro Muffler Brake, Inc.	236,356	4,606,579
Rent-A-Center, Inc. (a)	269,295	3,910,163
Zale Corp. (a)	129,080	2,073,025

Specialty Retail Total		24,468,527

Textiles, Apparel & Luxury Goods – 1.1%
Delta Apparel, Inc.	114,700	820,105
Hampshire Group Ltd. (a)	208,852	2,923,928
Hartmarx Corp. (a)	395,143	1,347,438

	Shares	Value ($)
Textiles, Apparel & Luxury Goods (continued)
K-Swiss, Inc., Class A	97,900	1,771,990
Wolverine World Wide, Inc.	143,410	3,516,413

Textiles, Apparel & Luxury Goods Total		10,379,874

Consumer Discretionary Total		83,332,244

Consumer Staples – 5.1%

Beverages – 0.4%
MGP Ingredients, Inc.	389,401	3,668,158

Beverages Total		3,668,158

Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc. (a)	145,950	4,937,488
Ruddick Corp.	87,400	3,030,158
Weis Markets, Inc.	175,719	7,018,217

Food & Staples Retailing Total		14,985,863

Food Products – 3.1%
American Italian Pasta Co., Class A (a)	200,827	1,405,789
Flowers Foods, Inc.	233,223	5,459,750
Fresh Del Monte Produce, Inc. (a)	153,334	5,148,956
J & J Snack Foods Corp.	71,834	2,246,968
Lancaster Colony Corp.	110,993	4,406,422
Lance, Inc.	149,820	3,059,324
Maui Land & Pineapple Co., Inc. (a)	118,062	3,436,785
Ralcorp Holdings, Inc. (a)	72,880	4,430,375

Food Products Total		29,594,369

Consumer Staples Total		48,248,390

Energy – 6.1%
Energy Equipment & Services – 2.5%
Complete Production Services, Inc. (a)	110,594	1,987,374
Grey Wolf, Inc. (a)	584,900	3,117,517
Key Energy Services, Inc. (a)	200,260	2,881,742
Lufkin Industries, Inc.	52,878	3,029,381
Oil States International, Inc. (a)	72,670	2,479,500
Tidewater, Inc.	65,050	3,568,643
TriCo Marine Services, Inc. (a)	160,359	5,936,490

Energy Equipment & Services Total		23,000,647

Oil, Gas & Consumable Fuels – 3.6%
Alpha Natural Resources, Inc. (a)	148,530	4,824,254
Bois d’Arc Energy, Inc. (a)	136,371	2,706,964
Comstock Resources, Inc. (a)	59,950	2,038,300
Harvest Natural Resources, Inc. (a)	386,550	4,831,875

See Accompanying Notes to Financial Statements.

4

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Nordic American Tanker Shipping	95,137	3,122,396
Peabody Energy Corp.	66,780	4,116,319
Range Resources Corp.	75,230	3,863,813
Stone Energy Corp. (a)	80,050	3,755,146
Swift Energy Co. (a)	54,330	2,392,150
Western Refining, Inc.	106,946	2,589,163

Oil, Gas & Consumable Fuels Total		34,240,380

Energy Total		57,241,027

Financials – 27.4%
Capital Markets – 0.8%
Piper Jaffray Companies, Inc. (a)	107,280	4,969,210
Thomas Weisel Partners Group, Inc. (a)	183,003	2,512,631

Capital Markets Total		7,481,841

Commercial Banks – 8.2%
BancFirst Corp.	85,064	3,644,992
BancTrust Financial Group, Inc.	245,018	2,964,718
Bank of Granite Corp.	285,149	3,014,025
Bryn Mawr Bank Corp.	162,284	3,721,172
Capital Corp. of the West	82,202	1,597,185
Capitol Bancorp Ltd.	194,849	3,920,362
Chemical Financial Corp.	222,233	5,286,923
Columbia Banking System, Inc.	142,475	4,235,782
Community Trust Bancorp, Inc.	105,871	2,914,629
First Citizens BancShares, Inc., Class A	25,707	3,749,366
First Financial Corp.	151,063	4,281,125
First National Bank of Alaska	1,370	2,740,000
Mass Financial Corp., Class A (a)	284,270	1,705,620
Merchants Bancshares, Inc.	155,554	3,655,519
Northrim BanCorp, Inc.	165,678	3,532,255
South Financial Group, Inc.	272,550	4,259,957
Sterling Bancorp NY	248,706	3,392,350
Taylor Capital Group, Inc.	162,335	3,311,634
UMB Financial Corp.	163,689	6,279,110
West Coast Bancorp	149,590	2,767,415
Whitney Holding Corp.	243,170	6,358,895

Commercial Banks Total		77,333,034

Consumer Finance – 1.4%
Advance America Cash Advance Centers, Inc.	586,010	5,953,862
Cash America International, Inc.	232,050	7,495,215

Consumer Finance Total		13,449,077

	Shares	Value ($)
Diversified Financial Services – 0.4%
Medallion Financial Corp.	385,261	3,860,315

Diversified Financial Services Total		3,860,315

Insurance – 8.2%
American Physicians Capital, Inc.	90,634	3,757,686
Baldwin & Lyons, Inc., Class B	157,262	4,318,415
CNA Surety Corp. (a)	186,199	3,684,878
Delphi Financial Group, Inc., Class A	159,287	5,619,645
EMC Insurance Group, Inc.	169,519	4,012,515
Harleysville Group, Inc.	116,944	4,137,479
Horace Mann Educators Corp.	278,593	5,276,551
IPC Holdings Ltd.	110,800	3,198,796
National Western Life Insurance Co., Class A	16,438	3,408,748
Navigators Group, Inc. (a)	129,910	8,444,150
Phoenix Companies, Inc.	471,461	5,596,242
ProCentury Corp.	342,955	5,264,359
RAM Holdings Ltd. (a)	574,140	2,836,252
RLI Corp.	88,361	5,018,021
Safety Insurance Group, Inc.	92,000	3,369,040
Stewart Information Services Corp.	126,300	3,295,167
United America Indemnity Ltd., Class A (a)	317,881	6,332,189

Insurance Total		77,570,133

Real Estate Investment Trusts (REITs) – 3.8%
DuPont Fabros Technology, Inc.	137,481	2,694,628
Franklin Street Properties Corp.	330,820	4,896,136
Getty Realty Corp.	146,847	3,917,878
Lexington Realty Trust	299,225	4,350,731
Potlatch Corp.	143,870	6,393,583
Sun Communities, Inc.	220,608	4,648,210
Swa REIT Ltd.	298,842	546,881
Universal Health Realty Income Trust	127,573	4,521,187
Urstadt Biddle Properties, Inc., Class A	249,532	3,867,746

Real Estate Investment Trusts (REITs) Total		35,836,980

Thrifts & Mortgage Finance – 4.6%
Bank Mutual Corp.	427,276	4,516,307
BankFinancial Corp.	272,600	4,312,532
Beneficial Mutual Bancorp, Inc. (a)	262,388	2,550,411
Brookline Bancorp, Inc.	497,900	5,058,664
Clifton Savings Bancorp, Inc.	33,597	329,251
Corus Bankshares, Inc.	529,993	5,655,025
ESSA Bancorp, Inc. (a)	26,813	302,719

See Accompanying Notes to Financial Statements.

5

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Flagstar BanCorp, Inc.	595,065	4,147,603
Home Federal Bancorp, Inc.	348,090	3,494,824
TrustCo Bank Corp. NY	326,174	3,235,646
United Financial Bancorp, Inc.	236,400	2,621,676
Washington Federal, Inc.	149,500	3,155,945
Westfield Financial, Inc.	371,280	3,601,416

Thrifts & Mortgage Finance Total		42,982,019

Financials Total		258,513,399

Health Care – 10.4%

Health Care Equipment & Supplies – 2.0%
Analogic Corp.	72,040	4,878,549
Haemonetics Corp. (a)	102,900	6,484,758
STERIS Corp.	263,760	7,606,838

Health Care Equipment & Supplies Total		18,970,145

Health Care Providers & Services – 5.7%
Amedisys, Inc. (a)	68,130	3,305,668
AmSurg Corp. (a)	130,100	3,520,506
Cross Country Healthcare, Inc. (a)	242,504	3,453,257
Gentiva Health Services, Inc. (a)	288,040	5,484,282
Kindred Healthcare, Inc. (a)	223,600	5,585,528
NovaMed, Inc. (a)	529,139	2,248,841
Owens & Minor, Inc.	130,511	5,537,582
Pediatrix Medical Group, Inc. (a)	172,014	11,722,754
RehabCare Group, Inc. (a)	133,447	3,010,564
Res-Care, Inc. (a)	250,108	6,292,717
U.S. Physical Therapy, Inc. (a)	144,085	2,070,501
VistaCare, Inc. (a)	217,100	1,573,975

Health Care Providers & Services Total		53,806,175

Life Sciences Tools & Services – 2.1%
Bio-Rad Laboratories, Inc., Class A (a)	67,420	6,986,060
PAREXEL International Corp. (a)	187,180	9,040,794
Varian, Inc. (a)	55,860	3,647,658

Life Sciences Tools & Services Total		19,674,512

Pharmaceuticals – 0.6%
Alpharma, Inc., Class A (a)	174,410	3,514,362
Sciele Pharma, Inc. (a)	120,720	2,468,724

Pharmaceuticals Total		5,983,086

Health Care Total		98,433,918

Industrials – 15.3%
Aerospace & Defense – 1.9%
AAR Corp. (a)	172,134	6,546,256

	Shares	Value ($)
Aerospace & Defense (continued)
Esterline Technologies Corp. (a)	149,470	7,735,073
Moog, Inc., Class A (a)	80,820	3,702,364

Aerospace & Defense Total		17,983,693

Airlines – 0.9%
AirTran Holdings, Inc. (a)	258,850	1,853,366
JetBlue Airways Corp. (a)	346,035	2,041,607
Skywest, Inc.	175,100	4,701,435

Airlines Total		8,596,408

Building Products – 1.2%
Lennox International, Inc.	109,040	4,516,437
NCI Building Systems, Inc. (a)	145,880	4,199,885
Universal Forest Products, Inc.	73,440	2,163,542

Building Products Total		10,879,864

Commercial Services & Supplies – 3.7%
ABM Industries, Inc.	127,250	2,594,627
Casella Waste Systems, Inc., Class A (a)	244,368	3,186,559
CBIZ, Inc. (a)	330,501	3,242,215
CDI Corp.	96,600	2,343,516
Consolidated Graphics, Inc. (a)	141,320	6,757,922
Healthcare Services Group, Inc.	227,492	4,818,281
Kimball International, Inc., Class B	207,110	2,837,407
Korn/Ferry International (a)	197,340	3,713,939
TeleTech Holdings, Inc. (a)	97,820	2,080,631
United Stationers, Inc. (a)	78,530	3,628,871

Commercial Services & Supplies Total		35,203,968

Construction & Engineering – 1.3%
EMCOR Group, Inc. (a)	218,500	5,163,155
KHD Humboldt Wedag International Ltd. (a)	243,672	7,305,287

Construction & Engineering Total		12,468,442

Electrical Equipment – 1.5%
Belden CDT, Inc.	107,350	4,777,075
Woodward Governor Co.	136,730	9,290,803

Electrical Equipment Total		14,067,878

Machinery – 1.7%
EnPro Industries, Inc. (a)	174,492	5,348,180
Harsco Corp.	128,536	8,235,301
Kadant, Inc. (a)	77,549	2,300,879

Machinery Total		15,884,360

Road & Rail – 2.0%
Amerco, Inc. (a)	55,450	3,641,956
Dollar Thrifty Automotive Group, Inc. (a)	84,600	2,003,328

See Accompanying Notes to Financial Statements.

6

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Road & Rail (continued)
Genesee & Wyoming, Inc., Class A (a)	101,060	2,442,620
Heartland Express, Inc.	192,375	2,727,878
Ryder System, Inc.	41,580	1,954,676
Werner Enterprises, Inc.	349,550	5,952,836

Road & Rail Total		18,723,294

Trading Companies & Distributors – 1.1%
Kaman Corp.	155,473	5,722,961
Watsco, Inc.	131,930	4,849,747

Trading Companies & Distributors Total		10,572,708

Industrials Total		144,380,615

Information Technology – 12.7%
Communications Equipment – 2.2%
Anaren, Inc. (a)	266,750	4,398,708
Bel Fuse, Inc., Class B	66,100	1,934,747
Black Box Corp.	99,177	3,587,232
Dycom Industries, Inc. (a)	227,420	6,060,743
Polycom, Inc. (a)	107,700	2,991,906
Tollgrade Communications, Inc. (a)	175,093	1,404,246

Communications Equipment Total		20,377,582

Computers & Peripherals – 1.1%
Electronics for Imaging, Inc. (a)	201,650	4,533,092
Emulex Corp. (a)	191,560	3,126,259
QLogic Corp. (a)	210,120	2,983,704

Computers & Peripherals Total		10,643,055

Electronic Equipment & Instruments – 3.6%
Anixter International, Inc. (a)	102,900	6,407,583
Benchmark Electronics, Inc. (a)	207,850	3,685,180
Brightpoint, Inc. (a)	372,164	5,716,439
Coherent, Inc. (a)	87,068	2,182,795
MTS Systems Corp.	121,804	5,197,377
NAM TAI Electronics, Inc.	374,493	4,220,536
Plexus Corp. (a)	96,410	2,531,727
Vishay Intertechnology, Inc. (a)	370,818	4,231,033

Electronic Equipment & Instruments Total		34,172,670

IT Services – 1.6%
CACI International, Inc., Class A (a)	79,730	3,569,512
CSG Systems International, Inc. (a)	128,768	1,895,465

	Shares	Value ($)
IT Services (continued)
MAXIMUS, Inc.	74,790	2,887,642
MPS Group, Inc. (a)	607,246	6,643,271

IT Services Total		14,995,890

Semiconductors & Semiconductor Equipment – 1.8%
Actel Corp. (a)	233,907	3,195,170
Advanced Energy Industries, Inc. (a)	125,990	1,647,949
Asyst Technologies, Inc. (a)	267,736	872,819
ATMI, Inc. (a)	56,460	1,820,835
Cabot Microelectronics Corp. (a)	49,790	1,787,959
Exar Corp. (a)	210,300	1,676,091
Fairchild Semiconductor International, Inc. (a)	163,350	2,357,140
RF Micro Devices, Inc. (a)	414,370	2,366,053
Varian Semiconductor Equipment Associates, Inc. (a)	35,652	1,319,124

Semiconductors & Semiconductor Equipment Total		17,043,140

Software – 2.4%
ACI Worldwide, Inc. (a)	146,100	2,781,744
Captaris, Inc. (a)	422,513	1,825,256
InterVoice, Inc. (a)	214,350	1,712,657
Lawson Software, Inc. (a)	174,190	1,783,706
MSC.Software Corp. (a)	334,520	4,345,415
Progress Software Corp. (a)	101,400	3,415,152
SPSS, Inc. (a)	67,900	2,438,289
Sybase, Inc. (a)	177,150	4,621,843

Software Total		22,924,062

Information Technology Total		120,156,399

Materials – 6.9%
Chemicals – 1.9%
H.B. Fuller Co.	291,800	6,550,910
Minerals Technologies, Inc.	86,700	5,804,565
Sensient Technologies Corp.	199,700	5,647,516

Chemicals Total		18,002,991

Construction Materials – 0.5%
Eagle Materials, Inc.	137,580	4,881,339

Construction Materials Total		4,881,339

Containers & Packaging – 2.3%
AptarGroup, Inc.	206,700	8,456,097
Greif, Inc., Class A	106,418	6,956,545
Greif, Inc., Class B	99,133	6,065,948

Containers & Packaging Total		21,478,590

See Accompanying Notes to Financial Statements.

7

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Metals & Mining – 1.4%
Carpenter Technology Corp.	74,280	5,583,627
Haynes International, Inc. (a)	48,480	3,369,360
Worthington Industries, Inc.	248,270	4,439,068

Metals & Mining Total		13,392,055

Paper & Forest Products – 0.8%
Glatfelter Co.	290,050	4,440,665
Mercer International, Inc. (a)	374,179	2,929,822

Paper & Forest Products Total		7,370,487

Materials Total		65,125,462

Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.2%
Warwick Valley Telephone Co.	191,160	2,288,185

Diversified Telecommunication Services Total		2,288,185

Wireless Telecommunication Services – 0.4%
Syniverse Holdings, Inc. (a)	236,290	3,681,398

Wireless Telecommunication Services Total		3,681,398

Telecommunication Services Total		5,969,583

Utilities – 6.3%
Electric Utilities – 3.6%
ALLETE, Inc.	110,650	4,379,527
El Paso Electric Co. (a)	224,859	5,749,645
Hawaiian Electric Industries, Inc.	185,060	4,213,816
Maine & Maritimes Corp. (a)	40,873	1,359,027
MGE Energy, Inc.	133,953	4,751,313
Otter Tail Corp.	106,059	3,669,641
Portland General Electric Co.	158,262	4,396,518
UIL Holdings Corp.	136,186	5,032,073

Electric Utilities Total		33,551,560

Gas Utilities – 0.9%
Northwest Natural Gas Co.	69,250	3,369,705
WGL Holdings, Inc.	146,900	4,812,444

Gas Utilities Total		8,182,149

	Shares	Value ($)
Utilities (continued)
Multi-Utilities – 1.8%
Avista Corp.	220,530	4,750,216
CH Energy Group, Inc.	193,775	8,630,739
NorthWestern Corp.	135,700	4,003,150

Multi-Utilities Total		17,384,105

Utilities Total		59,117,814

Total Common Stocks (Cost of $801,293,058)		940,518,851

	Par ($)
Short-Term Obligation – 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 1.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/23, market value $4,958,666 (repurchase proceeds $4,861,313)	4,861,000	4,861,000

Total Short-Term Obligation (Cost of $4,861,000)		4,861,000

Total Investments – 100.1% (Cost of $806,154,058) (b)		945,379,851

Other Assets & Liabilities, Net – (0.1)%		(1,244,300)

Net Assets – 100.0%		944,135,551

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $806,154,058.

At December 31, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.4
Industrials	15.3
Information Technology	12.7
Health Care	10.4
Consumer Discretionary	8.8
Materials	6.9
Utilities	6.3
Energy	6.1
Consumer Staples	5.1
Telecommunication Services	0.6

99.6
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	(0.1)

100.0

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities– Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	806,154,058

	Investments, at value	945,379,851
	Cash	872
	Receivable for:
	Investments sold	220,917
	Fund shares sold	2,523,119
	Interest	157
	Dividends	1,803,026
	Trustees’ deferred compensation plan	61,791

	Total Assets	949,989,733

Liabilities	Payable for:
	Investments purchased	2,297,445
	Fund shares repurchased	2,190,257
	Investment advisory fee	631,133
	Transfer agent fee	279,449
	Pricing and bookkeeping fees	16,602
	Trustees’ fees	1,359
	Custody fee	11,138
	Distribution and service fees	250,978
	Interest	5,719
	Chief compliance officer expenses	21
	Trustees’ deferred compensation plan	61,791
	Other liabilities	108,290

	Total Liabilities	5,854,182

	Net Assets	944,135,551

Net Assets Consist of	Paid-in capital	781,721,326
	Undistributed net investment income	156,107
	Accumulated net realized gain	23,032,325
	Net unrealized appreciation on investments	139,225,793

	Net Assets	944,135,551

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Class A	Net assets	$565,879,964
	Shares outstanding	13,031,208
	Net asset value per share	$43.42	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($43.42/0.9425)	$46.07	(b)

Class B
	Net assets	$72,935,933
	Shares outstanding	2,002,937
	Net asset value and offering price per share	$36.41	(a)

Class C
	Net assets	$74,727,433
	Shares outstanding	1,948,081
	Net asset value and offering price per share	$38.36	(a)

Class Z
	Net assets	$230,592,221
	Shares outstanding	5,095,258
	Net asset value, offering and redemption price per share	$45.26

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Small Cap Value Fund I

For the Six Months Ended December 31, 2007 (Unaudited)

		($)
Investment Income	Dividends	8,684,958
	Interest	65,841
	Securities lending income	398,650

	Total Investment Income	9,149,449

Expenses	Investment advisory fee	3,901,765
	Distribution fee:
	Class B	318,126
	Class C	308,054
	Service fee:
	Class A	771,159
	Class B	106,042
	Class C	102,684
	Transfer agent fee	766,871
	Pricing and bookkeeping fees	81,474
	Trustees’ fees	31,103
	Custody fee	42,572
	Chief compliance officer expenses	356
	Other expenses	255,711

	Expenses before interest expense	6,685,917

	Interest expense	7,987

	Total Expenses	6,693,904

	Custody credits	(1,736)

	Net Expenses	6,692,168

	Net Investment Income	2,457,281
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	36,553,491
	Net change in unrealized depreciation on investments	(129,057,450)

	Net Loss	(92,503,959)

	Net Decrease Resulting from Operations	(90,046,678)

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Small Cap Value Fund I

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended December 31, 2007 ($)	Year Ended June 30, 2007 ($)
Operations	Net investment income	2,457,281	1,105,686
	Net realized gain on investments	36,553,491	117,606,211
	Net change in unrealized appreciation (depreciation) on investments	(129,057,450)	19,751,116

	Net Increase (Decrease) Resulting from Operations	(90,046,678)	138,463,013

Distributions to Shareholders	From net investment income:
	Class A	(1,590,080)	(173,757)
	Class Z	(1,242,993)	(321,285)
	From net realized gains:
	Class A	(50,668,303)	(40,153,772)
	Class B	(7,828,425)	(9,209,625)
	Class C	(7,569,234)	(5,770,874)
	Class Z	(20,406,711)	(8,623,480)

	Total Distributions to Shareholders	(89,305,746)	(64,252,793)

Share Transactions	Class A
	Subscriptions	79,233,832	205,052,117
	Distributions reinvested	46,962,147	36,637,045
	Redemptions	(115,809,594)	(134,142,032)

	Net Increase	10,386,385	107,547,130

	Class B
	Subscriptions	1,533,511	7,230,412
	Distributions reinvested	7,231,382	8,501,258
	Redemptions	(17,188,586)	(61,015,618)

	Net Decrease	(8,423,693)	(45,283,948)

	Class C
	Subscriptions	8,309,179	23,447,465
	Distributions reinvested	5,680,447	4,413,377
	Redemptions	(11,533,407)	(14,109,929)

	Net Increase	2,456,219	13,750,913

	Class Z
	Subscriptions	124,010,116	73,680,096
	Distributions reinvested	14,650,724	3,276,470
	Redemptions	(44,976,585)	(25,757,106)

	Net Increase	93,684,255	51,199,460
	Net Increase from Share Transactions	98,103,166	127,213,555

	Total Increase (Decrease) in Net Assets	(81,249,258)	201,423,775

Net Assets	Beginning of period	1,025,384,809	823,961,034
	End of period	944,135,551	1,025,384,809
	Undistributed net investment income at end of period	156,107	531,899

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia Small Cap Value Fund I

		(Unaudited) Six Months Ended December 31, 2007	Year Ended June 30, 2007

Changes in Shares	Class A
	Subscriptions	1,629,576	4,123,736
	Issued for distributions reinvested	1,043,835	749,682
	Redemptions	(2,355,351)	(2,695,057)

	Net Increase	318,060	2,178,361

	Class B
	Subscriptions	36,993	169,087
	Issued for distributions reinvested	191,610	202,991
	Redemptions	(414,418)	(1,433,825)

	Net Decrease	(185,815)	(1,061,747)

	Class C
	Subscriptions	192,297	524,648
	Issued for distributions reinvested	142,868	100,579
	Redemptions	(265,848)	(316,134)

	Net Increase	69,317	309,093

	Class Z
	Subscriptions	2,412,325	1,412,679
	Issued for distributions reinvested	312,515	64,574
	Redemptions	(896,125)	(496,817)

	Net Increase	1,828,715	980,436

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,
Class A Shares			2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$52.16		$48.03		$43.12		$42.17	$31.39		$37.54

Income from Investment Operations:
Net investment income (a)	0.14		0.12	(b)	0.06		0.11	0.08		0.02
Net realized and unrealized gain (loss) on investments	(4.53)		7.61		6.82		4.46	11.88		(1.54)

Total from Investment Operations	(4.39)		7.73		6.88		4.57	11.96		(1.52)

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.01)		—		—	—		—
From net realized gains	(4.21)		(3.59)		(1.97)		(3.62)	(1.18)		(4.51)
Return of capital	—		—		—		—	—		(0.12)

Total Distributions to Shareholders	(4.35)		(3.60)		(1.97)		(3.62)	(1.18)		(4.63)

Net Asset Value, End of Period	$43.42		$52.16		$48.03		$43.12	$42.17		$31.39
Total return (c)	(8.71	)%(d)	16.61%		16.25	%(e)(f)	10.99%	38.58	%(f)	(2.16	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.26	%(h)	1.29%		1.28%		1.32%	1.42%		1.54%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—	%(i)
Net expenses (g)	1.26	%(h)	1.29%		1.28%		1.32%	1.42%		1.54%
Waiver/Reimbursement	—		—		0.01%		—	0.01%		0.12%
Net investment income (g)	0.56	%(h)	0.25%		0.13%		0.28%	0.22%		0.07%
Portfolio turnover rate	22	%(d)	39%		32%		31%	46%		118%
Net assets, end of period (000’s)	$565,880		$663,160		$505,971		$396,568	$292,365		$181,377

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,
Class B Shares			2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$44.51		$41.75		$38.00		$37.60	$28.18		$34.50

Income from Investment Operations:
Net investment loss (a)	(0.04)		(0.24	)(b)	(0.26)		(0.18)	(0.18)		(0.19)
Net realized and unrealized gain (loss) on investments	(3.85)		6.59		5.98		3.96	10.64		(1.50)

Total from Investment Operations	(3.89)		6.35		5.72		3.78	10.46		(1.69)

Less Distributions to Shareholders:
From net realized gains	(4.21)		(3.59)		(1.97)		(3.38)	(1.04)		(4.51)
Return of capital	—		—		—		—	—		(0.12)

Total Distributions to Shareholders	(4.21)		(3.59)		(1.97)		(3.38)	(1.04)		(4.63)

Net Asset Value, End of Period	$36.41		$44.51		$41.75		$38.00	$37.60		$28.18
Total return (c)	(9.06	)%(d)	15.74%		15.36	%(e)(f)	10.18%	37.58	%(f)	(2.93	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.01	%(h)	2.04%		2.03%		2.07%	2.17%		2.30%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—	%(i)
Net expenses (g)	2.01	%(h)	2.04%		2.03%		2.07%	2.17%		2.30%
Waiver/Reimbursement	—		—		0.01%		—	0.01%		0.09%
Net investment income (g)	(0.20	)%(h)	(0.55)%		(0.64)%		(0.47)%	(0.53)%		(0.71)%
Portfolio turnover rate	22	%(d)	39%		32%		31%	46%		118%
Net assets, end of period (000’s)	$72,936		$97,425		$135,721		$182,648	$213,159		$188,270

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,
Class C Shares			2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$46.65		$43.60		$39.60		$39.05	$29.24		$35.59

Income from Investment Operations:
Net investment loss (a)	(0.04)		(0.23	)(b)	(0.26)		(0.18)	(0.19)		(0.19)
Net realized and unrealized gain (loss) on investments	(4.04)		6.87		6.23		4.11	11.04		(1.53)

Total from Investment Operations	(4.08)		6.64		5.97		3.93	10.85		(1.72)

Less Distributions to Shareholders:
From net realized gains	(4.21)		(3.59)		(1.97)		(3.38)	(1.04)		(4.51)
Return of capital	—		—		—		—	—		(0.12)

Total Distributions to Shareholders	(4.21)		(3.59)		(1.97)		(3.38)	(1.04)		(4.63)

Net Asset Value, End of Period	$38.36		$46.65		$43.60		$39.60	$39.05		$29.24
Total return (c)	(9.06	)%(d)	15.74%		15.37	%(e)(f)	10.19%	37.56	%(f)	(2.92	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.01	%(h)	2.04%		2.03%		2.07%	2.17%		2.30%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—	%(i)
Net expenses (g)	2.01	%(h)	2.04%		2.03%		2.07%	2.17%		2.30%
Waiver/Reimbursement	—		—		0.01%		—	0.01%		0.10%
Net investment income (g)	(0.20	)%(h)	(0.51)%		(0.62)%		(0.47)%	(0.53)%		(0.71)%
Portfolio turnover rate	22	%(d)	39%		32%		31%	46%		118%
Net assets, end of period (000’s)	$74,727		$87,642		$68,436		$57,471	$38,798		$25,186

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31, 2007		Year Ended June 30,
Class Z Shares			2007		2006		2005	2004		2003
Net Asset Value, Beginning of Period	$54.23		$49.79		$44.54		$43.41	$32.24		$38.28

Income from Investment Operations:
Net investment income (a)	0.21		0.26	(b)	0.18		0.23	0.21		0.24
Net realized and unrealized gain (loss) on investments	(4.71)		7.90		7.05		4.62	12.19		(1.65)

Total from Investment Operations	(4.50)		8.16		7.23		4.85	12.40		(1.41)

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.13)		(0.01)		—	—		—
From net realized gains	(4.21)		(3.59)		(1.97)		(3.72)	(1.23)		(4.51)
Return of capital	—		—		—		—	—		(0.12)

Total Distributions to Shareholders	(4.47)		(3.72)		(1.98)		(3.72)	(1.23)		(4.63)

Net Asset Value, End of Period	$45.26		$54.23		$49.79		$44.54	$43.41		$32.24
Total return (c)	(8.58	)%(d)	16.91%		16.51	%(e)(f)	11.34%	38.94	%(f)	(1.79	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.01	%(h)	1.04%		1.03%		1.07%	1.17%		1.25%
Interest expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—		—	%(i)
Net expenses (g)	1.01	%(h)	1.04%		1.03%		1.07%	1.17%		1.25%
Waiver/Reimbursement	—		—		0.01%		—	0.01%		0.38%
Net investment income (g)	0.81	%(h)	0.51%		0.37%		0.53%	0.52%		0.82%
Portfolio turnover rate	22	%(d)	39%		32%		31%	46%		118%
Net assets, end of period (000’s)	$230,592		$177,158		$113,833		$83,508	$65,526		$12,558

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the

18

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2007 was as follows:

June 30, 2007
Distributions paid from:
Ordinary Income*	$6,299,576
Long-Term Capital Gains	57,953,217

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$224,577,643
Unrealized depreciation	(85,351,850)
Net unrealized appreciation	$139,225,793

The following capital loss carryforwards, determined as of June 30, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward*
2009	$2,466,892
2012	3,700,337

$6,167,229

*	These carryforwards remain from the Fund’s merger with Liberty Contrarian Small Cap Fund on 11/01/2002. Utilization of Liberty Contrarian Small Cap Fund’s losses could be subject to limitations imposed by the Internal Revenue Code.

19

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Capital loss carryforwards of $1,233,446 were utilized during the year ended June 30, 2007.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective December 31, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amounts likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total discounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides the Fund with investment advisory, administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six month period ended December 31, 2007, the Fund’s annualized effective investment advisory fee rate was 0.77% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for direct internal costs related to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002 (“direct internal costs”) and out-of-pocket expenses. Effective January 1, 2008, the Fund no longer reimburses Columbia for the direct internal costs.

For the six month period ended December 31, 2007, the amount charged to the Fund by affiliates included on the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $7,300, of which $1,643 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund

20

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to November 1, 2007, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations.

For the six month period ended December 31, 2007, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. For the six month period ended December 31, 2007, the Distributor has retained net underwriting discounts of $387,899 on sales of the Fund’s Class A shares and received net CDSC fees of $319, $46,626 and $7,625 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the “Plans”) which require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended December 31, 2007, these custody credits reduced total expenses by $1,736 for the Fund.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Purchases and Sales of Securities

For the six month period ended December 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $232,496,109 and $219,507,696, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

21

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. The committed line of credit charges an annual operations agency fee of $40,000. The uncommitted line of credit may charge an annual administration fee of $15,000. State Street waived the administration fee for the annual extension of the facility on September 17, 2007. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets and are included in “Other expenses” in the Statement of Operations.

For the six month period ended December 31, 2007, the average daily balance outstanding on days where borrowing existed was $2,363,636 at a weighted average interest rate of 5.420%.

Note 7. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Shares of Beneficial Interest

As of December 31, 2007, the Fund had a shareholder that held 7.25% of the shares outstanding whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of December 31, 2007, the Fund also had shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Number of Shareholders	% of Shares Outstanding Held
2	12.18%

Note 9. Disclosure of Significant Risks and Contingencies

Sector Focus

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws;

22

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment

23

Columbia Small Cap Value Fund I

December 31, 2007 (Unaudited)

in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

24

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, including the senior manager of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds’ investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2007 meeting, following meetings of the Advisory Fees and Expenses Committee held In July, August, September and October, 2007. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their

25

overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing within a reasonable range of expectations, given these investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through May 31, 2007, Columbia Small Cap Value Fund I’s performance was in the third quintile (where the best performance would be in the first quintile) for the one- and ten-year periods, and in the second quintile for the three and five-year periods, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia Small Cap Value Fund I’s total expenses were in the second quintile and actual management fees were in the fourth quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their

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relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■

the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■	the draft report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2008.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA ATLANTIC FUNDS

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc., and Columbia Funds Distributor, Inc. October 15, 2007

I. Overview

Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CMD”) agreed on February 9, 2005 to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the “Funds.”

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II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.
2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns, at least half of all the Funds have been in the first and second performance quintiles in each of the four performance periods. Performance for the 3-year period is impressive, with 44 of the 63 Funds, or 70%, in the top two quintiles and only 11 Funds, or 17%, in the fourth and fifth quintiles. Both equity and fixed-income funds have strong performance records.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	Atlantic equity Funds’ overall performance adjusted for risk also was strong. Based upon 3-year returns, 19 of the 24 equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Fixed-income Funds tended to take on more risk than comparable funds but many also have achieved relatively strong performance over the 3-year period. Nonetheless, 8 of the Funds have high relative risk and low relative returns.

6.	The industry-standard procedure used by third parties such as Lipper to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Atlantic Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers. Only 19% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 21% in those quintiles for total expenses.

8.	The Columbia Money Market Fund VS has a higher management fee structure than that of other Columbia money market funds of comparable asset size, but its total expenses are comparable to those funds.

D. Trustees’ Fee and Performance Evaluation Process

9.	The Trustees’ evaluation process identified 11 Funds in 2007 for further review based upon their relative performance or expenses or both. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review.

E. Potential Economies of Scale

10.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to

29

share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

F. Management Fees Charged to Institutional Clients

11.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

12.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG also has allocated costs by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. Notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs incurred in providing services to the Funds than did asset-based allocation.

13.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

14.	In 2006, CMG’s complex-wide pre-tax margins on the Atlantic Funds were below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex comprising 70 funds in the past year, some Atlantic Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller funds generally operating at a loss.

15.	CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Atlantic Fund assets held for the benefit of PB customers. In 2006, these payments totaled $23.2 million. Based on our analysis of the services provided by the PB, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each equity and fixed-income Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort, CMG should develop reliable risk metrics for balanced and money market funds and should explain why the fixed-income portfolio team prefers using gross, rather than net, return for these purposes. The format we developed with CMG represents one possible presentation of such information.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

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3)	Potential economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework, including an analysis that focuses on complex-wide economies of scale, that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Atlantic Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance universes and collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIO’s, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity funds and iMoneynet for Lipper for money market funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year or from short-term to longer-term performance periods. CMA, when it changes data providers, should use both the current and former data sources in the changeover so that the Trustees can understand how the change in vendors may affect performance and expense rankings.

8)	Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of a Fund to all other funds in its performance universe. Lipper regards for this purpose each class of shares of a fund as a separate fund. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or Z share (with no 12b-1 fee) is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including share classes with higher fees than the Columbia Fund share class may make the Columbia Fund’s performance look better compared to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintiles should be ranked in a universe limited to the share class per competitive fund whose distribution pricing most closely matches the relevant Fund. Further, in all rankings, we suggest that use of an Atlantic Fund Z share be limited to performance periods prior to the issuance of that fund’s A shares.

9)

Management fee disparities. Several disparities have existed between the management fees of comparable Atlantic and Nations Funds. To eliminate the disparity between the expenses of the Atlantic state intermediate municipal bond funds and those of comparable funds overseen by the Nations Board, CMG has proposed expense caps for the Atlantic funds. Furthermore, CMG’s proposed expense cap for the Core Bond Fund would produce a significant gap between its management fee and those of two comparable Atlantic Funds. To enable the Trustees to identify such disparities in the future, CMG should provide the Trustees with a table that shows management fees of Atlantic Funds and those of comparable Nations and Acorn Funds. CMG should also provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA. Finally, whenever CMG proposes a management fee change or an expense

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cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of material prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data need to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

4.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

5.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

6.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

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Status: CMG provided various summary statements of operations.

7.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be excluded from profitability analyses including distribution and only those PB revenue sharing payments in excess of 11 basis points should be excluded from profitability analyses that do not take distribution into account.

Respectfully submitted,

Steven E. Asher

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Important Information About This Report – Columbia Small Cap Value Fund I

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Value Fund I.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before investing.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia Small Cap Value Fund I

Semiannual Report, December 31, 2007

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/138951-1207 (02/08) 08-49674

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008